UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09997

BAIRD FUNDS, INC.
(Exact name of registrant as specified in charter)

777 EAST WISCONSIN AVENUE, FLOOR 18
MILWAUKEE, WI 53202
(Address of principal executive offices) (Zip code)

ANDREW D. KETTER
ROBERT W. BAIRD & CO. INCORPORATED
777 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 96.9%
Asset Backed Securities - 0.8%
$33,365	Bombardier Capital Mortgage Securitization,
	Series 1998-A, Class A3, 6.23%, 04/15/2028	$32,309
	Countrywide Asset-Backed Certificates:
1,302,934	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	1,195,181
2,431,295	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	1,448,232
1,500,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	845,171
460,997	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	451,109
	Green Tree Financial Corporation:
72,976	Series 1996-3, Class A5, 7.35%, 05/15/2027 (Callable 08/15/2012)	76,444
42,563	Series 1998-2, Class A5, 6.24%, 12/01/2028	44,140
1,204,860	Series 1997-5, Class A6, 6.82%, 05/15/2029	1,230,905
491,856	Series 1998-3, Class A5, 6.22%, 03/01/2030	518,246
2,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,079,656
208,718	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 09/25/2014)	208,295
347,262	Residential Asset Securities Corporation,
	Series 2006-KS7, 0.346%, 09/25/2036	345,070
		7,474,758
Commercial Mortgage Backed Securities - 4.7%
5,808,250	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	6,224,832
3,588,603	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	3,645,121
	GE Capital Commercial Mortgage Corporation:
2,392,270	Series 2004-C3, Class A3, 4.865%, 07/10/2039	2,425,662
7,000,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,513,955
927,460	Government National Mortgage Association (GNMA),
	Series 2006-15, Class A, 3.727%, 03/16/2027	947,309
12,000,000	J.P. Morgan Chase Commercial Mortgage,
	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	12,659,130
4,112,871	RBSCF Trust,
	Series 2010-MB1, 2.367%, 04/17/2024 (Acquired 04/09/2010; Cost $4,112,785) *	4,146,421
1,981,269	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	2,007,934
6,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2003-C3, Class A2, 4.867%, 02/15/2035	6,267,638
		45,838,002
Financial - 32.3%
5,000,000	ABN AMRO Bank N.V.,
	3.00%, 01/31/2014 (Acquired 01/27/2011; Cost $4,995,850) * f	4,991,125
4,277,000	Aegon NV,
	4.75%, 06/01/2013 f	4,505,721
6,015,000	AIG SunAmerica Global Financing VI,
	6.30%, 05/10/2011 (Acquired 11/23/2009 through 01/28/2011; Aggregate Cost $6,033,716) *	6,042,128
	Allstate Corporation:
2,943,000	7.50%, 06/15/2013	3,284,744
1,080,000	5.00%, 08/15/2014	1,178,239
3,460,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	3,868,847
950,000	American Honda Finance Corporation,
	0.414%, 02/21/2012 (Acquired 10/19/2009; Cost $940,034) *	948,197
1,100,000	Amsouth Bank NA,
	4.85%, 04/01/2013	1,119,250
4,355,000	ANZ National International,
	6.20%, 07/19/2013 (Acquired 05/25/2010 through 01/11/2011; Aggregate Cost $4,710,589) * f	4,751,309
3,600,000	AON Corporation,
	7.375%, 12/14/2012 @	3,930,408
3,500,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010; Cost $3,463,500) * f	3,325,091
1,685,000	Bank Tokyo - Mitsubishi UFJ Ltd.,
	7.40%, 06/15/2011 f @	1,706,752
2,277,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 05/27/2011) (Acquired 07/22/2010; Cost $2,254,230) *	2,333,925
	Barclays Bank PLC Senior Unsecured Notes: f
2,600,000	2.50%, 01/23/2013	2,645,518
1,000,000	5.20%, 07/10/2014	1,080,787
2,000,000	Berkshire Hathaway Inc.,
	0.68%, 02/11/2013 @	2,012,420
744,000	Capital One Bank USA NA,
	6.50%, 06/13/2013 @	809,367
	Capital One Financial Corporation:
4,149,000	4.80%, 02/21/2012	4,290,340
1,000,000	7.375%, 05/23/2014 @	1,147,793
2,790,000	CDP Financial Inc.,
	3.00%, 11/25/2014 (Acquired 11/20/2009 through 06/25/2010; Aggregate Cost $2,791,117) * f @	2,843,939
555,000	Charter One Bank NA,
	5.50%, 04/26/2011	556,568
5,000,000	Cie de Financement Foncier,
	2.25%, 03/07/2014 (Acquired 03/01/2011; Cost $4,999,450) * f	4,999,820
	CIT Group, Inc.:
145,890	7.00%, 05/01/2013 (Callable 05/02/2011)	148,626
287,050	7.00%, 05/01/2014 (Callable 05/27/2011) @	292,432
287,050	7.00%, 05/01/2015 (Callable 05/27/2011)	289,562
478,417	7.00%, 05/01/2016 (Callable 05/27/2011)	479,015
669,783	7.00%, 05/01/2017 (Callable 05/27/2011) @	670,620
	Citigroup, Inc.:
2,000,000	5.30%, 10/17/2012 @	2,110,452
900,000	6.50%, 08/19/2013	984,020
7,000,000	6.01%, 01/15/2015	7,649,704
4,000,000	Commonwealth Bank of Australia,
	3.50%, 03/19/2015 (Acquired 08/30/2010; Cost $4,148,710) * f @	4,094,912
1,388,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 01/26/2006 through 09/30/2009; Aggregate Cost $1,350,657) *	1,420,461
990,000	Countrywide Financial Corporation:
	5.80%, 06/07/2012	1,041,341
200,000	6.25%, 05/15/2016	213,518
3,871,000	Credit Suisse New York,
	5.00%, 05/15/2013 f @	4,132,660
4,050,000	The Dai-ichi Mutual Life Insurance Company,
	5.73%, 03/17/2014 (Acquired 03/02/2011; Cost $4,317,748) * f	4,259,053
979,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	1,011,919
	Fifth Third Bancorp:
2,000,000	6.25%, 05/01/2013	2,169,430
3,640,000	0.479%, 05/17/2013	3,578,262
1,000,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 05/27/2011)	1,012,716
1,500,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 05/27/2011)	1,537,500
800,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 04/27/2011)	819,117
6,765,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 10/04/2010 through 03/25/2011; Aggregate Cost $7,127,917) *	7,056,679
7,000,000	Foster's Finance Corp.,
	6.875%, 06/15/2011 (Acquired 02/15/2011; Cost $7,086,513) *	7,083,804
	General Electric Capital Corporation:
1,550,000	5.72%, 08/22/2011 (Callable 07/22/2011)	1,572,659
1,000,000	1.158%, 11/01/2012	998,093
5,000,000	2.10%, 01/07/2014	5,002,970
2,000,000	5.90%, 05/13/2014	2,207,460
800,000	4.75%, 09/15/2014	857,326
5,000,000	4.875%, 03/04/2015 @	5,391,055
4,980,000	Genworth Life Institutional Funding,
	5.875%, 05/03/2013 (Acquired 04/07/2010 through 03/22/2011; Aggregate Cost $5,247,770) *	5,268,865
4,845,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 01/12/2010 through 02/09/2011; Aggregate Cost $5,052,769) *	5,189,450
787,000	GMAC Inc.,
	7.50%, 12/31/2013	847,009
225,000	The Goldman Sachs Group Inc.,
	3.70%, 08/01/2015 @	226,660
4,200,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 04/16/2009 through 03/21/2011; Aggregate Cost $4,497,990) *	4,668,321
4,200,000	Hartford Financial Services Group Inc.,
	5.25%, 10/15/2011 @	4,296,865
1,000,000	Hartford Life Global Funding,
	0.609%, 01/17/2012	997,015
	HSBC Finance Corporation:
523,000	7.00%, 05/15/2012	556,251
2,000,000	5.90%, 06/19/2012	2,101,292
4,200,000	6.375%, 11/27/2012	4,519,859
1,451,000	4.75%, 07/15/2013 @	1,547,610
221,000	6.676%, 01/15/2021 (Acquired 09/29/2010; Cost $216,363) *	229,395
1,500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 05/27/2011) (Acquired 11/06/2007; Cost $1,542,427) * @	1,506,497
5,000,000	ING Bank N.V.,
	2.00%, 10/18/2013 (Acquired 10/13/2010 through 10/28/2010; Aggregate Cost $4,993,560) * f	4,944,375
	Invesco Ltd.: f
6,642,000	5.625%, 04/17/2012	6,920,750
1,575,000	5.375%, 02/27/2013	1,674,190
5,050,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010 through 08/05/2010; Aggregate Cost $5,056,188) * f	4,418,750
1,150,000	Jefferies Group, Inc.,
	7.75%, 03/15/2012	1,218,431
1,072,000	Jefferson-Pilot Corp.,
	4.75%, 01/30/2014	1,126,877
	J.P. Morgan Chase & Co.:
1,950,000	5.75%, 01/02/2013 @	2,084,690
500,000	4.65%, 06/01/2014	534,425
3,650,000	3.45%, 03/01/2016	3,636,966
1,000,000	Key Bank NA,
	7.30%, 05/01/2011	1,004,539
3,175,000	KeyCorp,
	6.50%, 05/14/2013	3,460,560
3,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 05/26/2009 through 03/10/2010; Aggregate Cost $3,143,625) * f	3,384,621
	Liberty Mutual Group:
2,513,000	7.25%, 09/01/2012 (Acquired 03/31/2010 through 03/04/2011; Aggregate Cost $2,644,567) *	2,661,174
3,188,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/05/2010; Aggregate Cost $2,996,612) *	3,346,641
1,700,000	Lincoln National Corp.,
	5.65%, 08/27/2012 @	1,798,129
1,000,000	Lloyds TSB Bank PLC,
	4.375%, 01/12/2015 (Acquired 01/05/2010; Cost $999,960) * f @	1,018,523
620,000	Manufacturers & Traders Trust Co.,
	1.751%, 04/01/2013 (Callable 07/01/2011)	619,397
	Marsh & McLennan Companies, Inc.:
2,512,000	6.25%, 03/15/2012	2,595,393
3,550,000	4.85%, 02/15/2013	3,685,834
761,000	5.375%, 07/15/2014	823,117
2,671,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 05/27/2011)	2,737,775
2,552,000	Mercantile Bankshares Corporation Subordinated Notes, Series B,
	4.625%, 04/15/2013	2,697,857
300,000	Merrill Lynch & Company,
	6.05%, 08/15/2012	318,815
	Metropolitan Life Global Funding I:
3,242,000	5.125%, 04/10/2013 (Acquired 10/25/2010 through 03/17/2011; Aggregate Cost $3,477,107) *	3,459,723
2,773,000	5.20%, 09/18/2013 (Acquired 10/21/2010 through 03/25/2011; Aggregate Cost $3,015,332) *	2,988,412
1,800,000	3.125%, 01/11/2016 (Acquired 01/04/2011; Cost $1,797,444) *	1,784,378
2,029,000	Monumental Global Funding II,
	5.65%, 07/14/2011 (Acquired 07/15/2009 through 01/26/2010; Aggregate Cost $2,038,822) *	2,048,929
	Monumental Global Funding III:
350,000	0.473%, 01/25/2013 (Acquired 07/28/2009; Cost $325,012) *	345,669
1,265,000	5.50%, 04/22/2013 (Acquired 09/23/2009 through 03/16/2010; Aggregate Cost $1,307,730) *	1,341,434
3,516,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	3,863,384
	Morgan Stanley:
355,000	6.60%, 04/01/2012	375,356
2,600,000	2.875%, 01/24/2014	2,607,002
1,000,000	4.00%, 07/24/2015	1,016,280
2,000,000	The NASDAQ OMX Group Inc.,
	2.50%, 08/15/2013	1,980,000
	Nationwide Financial Services:
3,450,000	6.25%, 11/15/2011	3,560,935
350,000	5.90%, 07/01/2012	362,843
2,273,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 05/27/2011)	2,335,508
1,000,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	1,035,460
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 05/27/2011)	1,018,000
925,000	PNC Funding Corp.,
	5.50%, 09/28/2012	981,608
2,000,000	Pooled Funding Trust II,
	2.625%, 03/30/2012 (Acquired 03/27/2009; Cost $1,998,800) *	2,021,554
4,525,000	Principal Life Global,
	6.25%, 02/15/2012 (Acquired 08/18/2009 through 04/06/2010; Aggregate Cost $4,641,477) *	4,738,055
1,180,000	Principal Life Income Funding,
	5.30%, 12/14/2012	1,258,767
	Protective Life Secured Trust:
4,500,000	4.00%, 04/01/2011	4,500,000
2,221,000	5.45%, 09/28/2012	2,349,563
	Prudential Financial Inc.:
3,900,000	2.75%, 01/14/2013	3,976,311
1,300,000	5.15%, 01/15/2013	1,374,281
1,370,000	4.50%, 07/15/2013	1,439,096
2,455,000	6.20%, 01/15/2015	2,709,498
1,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $998,170) * f	1,058,743
	Royal Bank of Scotland: f
1,000,000	3.40%, 08/23/2013	1,022,896
3,000,000	4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011; Aggregate Cost $3,019,668) *	3,114,972
1,600,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010; Aggregate Cost $1,594,188) * f @	1,589,914
	SLM Corporation:
2,000,000	5.45%, 04/25/2011	2,004,156
1,750,000	5.40%, 10/25/2011	1,785,485
135,000	5.125%, 08/27/2012	139,325
1,000,000	5.375%, 01/15/2013 @	1,040,152
5,000,000	Societe Generale,
	2.20%, 09/14/2013 (Acquired 09/07/2010; Cost $4,994,350) * f @	4,995,830
1,875,000	SouthTrust Corporation,
	5.80%, 06/15/2014	2,024,871
4,000,000	Sumitomo Mitsui Banking Corporation,
	2.15%, 07/22/2013 (Acquired 07/14/2010; Cost $3,998,480) * f	4,017,388
1,000,000	Sun Life Financial Global Funding,
	0.472%, 07/06/2011 (Acquired 07/28/2009; Cost $992,713) *	1,000,025
4,755,000	Suntrust Banks, Inc.,
	5.25%, 11/05/2012	5,005,660
5,000,000	UBS AG,
	2.25%, 01/28/2014 f	5,009,390
1,150,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,266,523
1,000,000	U.S. Bancorp,
	1.125%, 10/30/2013 (Callable 09/30/2013)	988,567
2,500,000	Westpac Banking Corporation,
	1.90%, 12/14/2012 (Acquired 12/07/2009; Cost $2,498,700) * f	2,548,865
710,000	Westpac Securities NZ Ltd.,
	2.50%, 05/25/2012 (Acquired 03/05/2010; Cost $717,777) * f	723,721
		313,933,101
Industrial - 22.0%
4,140,000	Allied Waste North America, Inc., Series B,
	7.125%, 05/15/2016 (Callable 05/16/2011)	4,321,125
2,900,000	Anglo American Capital PLC,
	2.15%, 09/27/2013 (Acquired 09/20/2010; Cost $2,897,564) * f	2,922,023
	Anheuser Busch Inbev Worldwide:
2,854,000	3.00%, 10/15/2012	2,935,756
3,000,000	2.50%, 03/26/2013 @	3,060,909
	ArcelorMittal: f
2,500,000	5.375%, 06/01/2013 @	2,658,783
341,000	9.00%, 02/15/2015	408,147
1,275,000	3.75%, 08/05/2015 @	1,287,616
3,000,000	BP Capital Markets PLC,
	5.25%, 11/07/2013 f	3,244,389
5,000,000	British Telecommunications PLC,
	5.15%, 01/15/2013 f	5,319,315
	Bunge Limited Finance Corporation:
2,345,000	5.875%, 05/15/2013	2,493,736
3,000,000	5.35%, 04/15/2014	3,179,718
1,140,000	Cadbury Schweppes U.S. Finance LLC,
	5.125%, 10/01/2013 (Acquired 09/03/2010 through 12/02/2010; Aggregate Cost $1,230,637) *	1,232,939
3,470,000	CBS Corporation,
	5.625%, 08/15/2012	3,661,232
3,361,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 07/20/2010; Cost $3,766,194) * @	3,766,760
320,000	Cigna Corporation,
	6.375%, 10/15/2011	329,661
4,115,000	Comcast Cable Holdings,
	9.80%, 02/01/2012	4,424,790
2,091,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,333,058
7,367,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	7,836,300
	COX Communications Inc.:
4,052,000	7.125%, 10/01/2012	4,398,717
1,041,000	5.45%, 12/15/2014	1,148,934
66,000	CRH America Inc.,
	5.625%, 09/30/2011	67,470
1,260,000	CSX Corporation,
	6.30%, 03/15/2012	1,324,635
200,000	Deutsche Telekom International Finance B.V.,
	5.25%, 07/22/2013 f	216,136
5,795,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	6,388,988
1,325,000	EnCana Holdings Finance Corp.,
	5.80%, 05/01/2014 f	1,469,222
	Enterprise Products Operating LLC:
3,125,000	7.625%, 02/15/2012	3,300,534
1,250,000	6.125%, 02/01/2013	1,339,559
1,500,000	EOG Co. of Canada,
	7.00%, 12/01/2011 (Acquired 10/18/2010; Cost $1,561,673) * f	1,558,979
2,000,000	EOG Resources Canada Inc.,
	4.75%, 03/15/2014 (Acquired 03/07/2011; Cost $2,142,513) * f	2,155,236
	FedEx Corporation:
325,000	9.65%, 06/15/2012	355,947
700,000	7.375%, 01/15/2014	794,874
2,877,000	Fiserv, Inc.,
	6.125%, 11/20/2012	3,088,937
2,550,000	Fortune Brands Inc.,
	3.00%, 06/01/2012	2,592,437
3,970,000	Freeport-McMoRan Copper & Gold Inc.,
	8.25%, 04/01/2015 (Callable 04/01/2011)	4,138,725
2,525,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/15/2009 through 06/15/2010; Aggregate Cost $2,545,220) *	2,539,625
4,000,000	HP Enterprise Services LLC, Series B,
	6.00%, 08/01/2013 @	4,405,788
4,700,000	Hutchison Whampoa International Ltd.,
	6.50%, 02/13/2013 (Acquired 01/20/2010 through 07/26/2010; Aggregate Cost $5,020,934) * f @	5,109,779
2,800,000	Kraft Foods Inc. Senior Unsecured Notes,
	2.625%, 05/08/2013	2,865,646
6,025,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	6,373,028
2,000,000	Lafarge North America Inc.,
	6.875%, 07/15/2013	2,144,816
4,090,000	Lafarge SA,
	6.15%, 07/15/2011 f	4,150,708
2,500,000	Medtronic, Inc., Series A,
	1.50%, 04/15/2011	2,500,000
4,500,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 07/19/2010 through 10/25/2010; Aggregate Cost $4,797,251) *	4,860,000
6,030,000	Motiva Enterprises LLC Senior Unsecured Notes,
	5.20%, 09/15/2012 (Acquired 05/13/2009 through 10/22/2010; Aggregate Cost $6,209,565) *	6,326,978
	Nabors Industries, Inc.:
1,000,000	0.94%, 05/15/2011 (Convertible until 05/15/2011)	995,000
4,325,000	5.375%, 08/15/2012	4,522,830
475,000	Plum Creek Timberlands L.P.,
	5.875%, 11/15/2015	505,353
4,300,000	Posco,
	8.75%, 03/26/2014 (Acquired 03/19/2009 through 08/11/2010; Aggregate Cost $4,653,506) * f	5,037,360
5,000,000	Potash Corporation of Saskatchewan Inc.,
	5.25%, 05/15/2014 f	5,449,570
5,499,000	Qwest Corporation,
	8.875%, 03/15/2012	5,883,930
542,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	583,925
1,672,000	Teck Resources Limited,
	9.75%, 05/15/2014 f	2,031,406
	Telecom Italia Capital: f
120,000	5.25%, 11/15/2013	126,713
4,875,000	4.95%, 09/30/2014	5,078,887
175,000	5.25%, 10/01/2015	181,136
2,535,000	Telefonica Emisiones S.A.U.,
	5.855%, 02/04/2013 f	2,702,384
1,000,000	Telefonica Moviles Chile SA,
	2.875%, 11/09/2015 (Acquired 11/03/2010; Cost $997,270) * f @	962,095
568,000	Texas Gas Transmission LLC,
	5.50%, 04/01/2013 (Acquired 11/10/2010; Cost $603,249) *	604,833
	Time Warner Inc.:
2,916,000	8.875%, 10/01/2012	3,227,111
3,600,000	3.15%, 07/15/2015 @	3,645,864
1,645,000	Tyco Electronics Group S.A.,
	6.00%, 10/01/2012 f	1,753,461
5,614,000	Union Pacific Railroad Co 2004 Pass Through Trust,
	5.214%, 09/30/2014 (Acquired 10/22/2010 through 12/03/2010; Aggregate Cost $6,174,071) *	5,972,678
1,500,000	USX Corporation,
	9.125%, 01/15/2013	1,661,745
5,901,000	Vale Inco Limited,
	7.75%, 05/15/2012 f	6,320,254
2,375,000	Verizon Florida LLC, Series F,
	6.125%, 01/15/2013	2,555,804
1,600,000	Verizon New Jersey, Inc., Series A,
	5.875%, 01/17/2012	1,662,885
4,797,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	5,078,296
	Volkswagen International Finance N.V.: f
3,000,000	1.625%, 08/12/2013 (Acquired 08/05/2010; Cost $2,991,000) *	3,011,736
2,000,000	0.917%, 04/01/2014 (Acquired 03/23/2011; Cost $2,000,000) *	2,000,618
4,625,000	Vulcan Materials Co.,
	5.60%, 11/30/2012	4,792,869
	Waste Management, Inc.:
2,094,000	6.375%, 11/15/2012 @	2,269,894
1,100,000	5.00%, 03/15/2014	1,186,733
2,285,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	2,444,493
932,000	Williams Partners LP,
	7.50%, 06/15/2011	943,932
395,000	Xerox Corporation,
	5.50%, 05/15/2012	413,213
		214,638,963
Other Government Related Securities - 1.0%
2,500,000	Corp Andina De Fomento Notes,
	5.20%, 05/21/2013 f	2,665,510
2,000,000	Export-Import Bank Korea Notes,
	5.50%, 10/17/2012 f	2,105,014
350,000	Korea Development Bank,
	5.30%, 01/17/2013 f	369,460
4,400,000	Landesbank Baden-Wurttemberg Subordinated Notes,
	6.35%, 04/01/2012 f	4,607,073
		9,747,057
Residential Mortgage Backed Securities - 3.6%
468,468	Bank of America Alternative Loan Trust,
	Series 2003-4, Class 2A1, 5.00%, 06/25/2018 (Callable 02/25/2015)	483,188
1,831,500	Citigroup Mortgage Loan Trust Inc.,
	Series 2006-WFH3, Class A3, 0.363%, 10/25/2036	1,688,465
	Countrywide Alternative Loan Trust:
735,856	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	650,582
1,086,231	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	1,080,331
384,846	Series 2005-73CB, Class 1A7, 5.50%, 01/25/2036	377,511
1,869,527	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,399,419
	Credit Suisse First Boston Mortgage Securities Corp.,
64,964	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	65,445
	Federal Home Loan Mortgage Corporation (FHLMC):
11,447	Series R015, Class AN, 3.75%, 02/15/2013	11,456
358,162	Series 3033, Class LU, 5.50%, 03/15/2013	371,416
10,000,000	1.15%, 10/07/2013 (Callable 10/07/2011) @	9,964,720
2,000,000	1.45%, 02/24/2014 (Callable 05/24/2011) @	1,990,590
1,309,331	Series 3124, Class VP, 6.00%, 06/15/2014	1,387,122
361,158	Series R001, Class AE, 4.375%, 04/15/2015	365,874
94,410	Series 2789, Class VM, 5.50%, 04/15/2015	94,961
973,754	Series 2857, Class VA, 5.00%, 09/15/2015	1,024,107
357,115	Series R007, Class AC, 5.875%, 05/15/2016	358,084
431,571	Series 2910, Class BD, 4.50%, 11/15/2018	447,900
27,444	Series 5, Class B, 1.013%, 05/15/2019 (Callable 06/15/2011)	27,454
139,555	Series 2970, Class DA, 5.50%, 01/15/2023	143,467
	Federal National Mortgage Association (FNMA):
350,000	2.00%, 04/19/2013 (Callable 10/19/2011)	353,337
1,000,000	2.00%, 06/24/2013 (Callable 06/24/2011)	1,003,140
1,000,000	1.00%, 09/23/2013	995,626
4,000,000	1.75%, 03/07/2014 (Callable 09/07/2011) @	3,995,556
206,127	5.50%, 07/01/2015	220,345
246,707	Series 2006-B1, Class AB, 6.00%, 06/25/2016	252,144
2,194,482	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	2,301,604
945,360	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,002,408
1,147,117	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,146,532
482,653	J.P. Morgan Alternative Loan Trust,
	Series 2006-S2, Class A2, 5.81%, 05/25/2036	479,849
276,349	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	280,360
	Washington Mutual, Inc. Pass-Thru Certificates:
342,821	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	355,410
322,786	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	333,499
		34,651,902
Taxable Municipal Bonds - 5.7%
	Alaska Municipal Bond Bank Authority:
1,000,000	1.422%, 08/01/2012	995,850
1,000,000	1.918%, 08/01/2013	990,060
1,170,000	City of Arlington TX,
	4.68%, 08/15/2013	1,231,671
	City of Des Moines IA:
1,000,000	2.082%, 06/01/2012	998,540
1,240,000	2.587%, 06/01/2013	1,237,557
3,000,000	City of Frederick MD,
	4.52%, 03/01/2013	3,142,320
8,240,000	Delaware State Economic Development Authority,
	2.30%, 07/01/2028	8,316,714
336,765	Educational Enhancement Funding Corporation,
	6.72%, 06/01/2025	302,950
	Illinois State:
6,000,000	2.186%, 02/01/2012	6,005,580
445,000	4.071%, 01/01/2014	444,417
5,000,000	Michigan Strategic Fund,
	4.50%, 12/01/2013	5,225,050
7,000,000	New Hampshire Business Finance Authority,
	7.125%, 07/01/2027	7,305,550
8,000,000	Port Freeport TX,
	6.25%, 05/15/2033	8,430,320
4,500,000	Puerto Rico Public Finance Corp.,
	6.10%, 08/01/2017 (Callable 05/27/2011)	4,668,705
5,000,000	Regional Transportation Authority Illinois,
	2.843%, 07/01/2012	5,059,851
1,000,000	San Francisco California City & County Revenue Bonds,
	1.869%, 05/01/2012	1,003,590
185,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	167,247
		55,525,972
Utilities - 16.2%
3,985,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	8.25%, 04/15/2012 (Acquired 07/28/2010 through 12/09/2010; Aggregate Cost $4,208,477) *	4,225,901
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,451,041
2,650,000	Arizona Public Service Co.,
	6.50%, 03/01/2012	2,779,768
600,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	657,995
115,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	127,653
940,000	Commonwealth Edison Co., Series 98,
	6.15%, 03/15/2012	986,750
1,000,000	Consolidated Edison Company of New York, Inc.,
	4.70%, 02/01/2014	1,062,059
4,889,000	Consolidated Natural Gas, Series A,
	5.00%, 03/01/2014 @	5,263,429
3,340,000	DCP Midstream LLC,
	9.70%, 12/01/2013 (Acquired 07/29/2010 through 09/17/2010; Aggregate Cost $3,977,861) *	3,934,563
6,920,000	DTE Energy Company,
	7.05%, 06/01/2011	6,984,148
500,000	Duke Energy Corp.,
	6.30%, 02/01/2014	557,366
3,160,000	Duquesne Light Co., Series O,
	6.70%, 04/15/2012	3,326,782
5,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	5,098,585
4,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/10/2010 through 03/31/2010; Aggregate Cost $4,218,994) * f @	4,235,056
	Energy Transfer Partners:
2,500,000	5.65%, 08/01/2012	2,627,375
2,000,000	5.95%, 02/01/2015 @	2,192,694
1,000,000	9.70%, 03/15/2019	1,305,241
407,000	Entergy Mississippi Inc.,
	4.65%, 05/01/2011	407,765
4,750,000	Exelon Generation Company, LLC,
	5.35%, 01/15/2014	5,102,835
7,379,000	FirstEnergy Corp., Series B,
	6.45%, 11/15/2011	7,599,987
886,905	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 05/27/2011) (Acquired 04/02/2009; Cost $857,790) *	909,086
850,000	Gulf South Pipeline Company, L.P.,
	5.75%, 08/15/2012 (Acquired 03/25/2011; Cost $901,579) *	891,964
1,585,000	Hydro-Quebec,
	11.75%, 02/01/2012 f	1,724,415
4,895,000	Indiana Michigan Power, Series E,
	6.375%, 11/01/2012	5,212,548
1,700,000	Ipalco Enterprises Inc.,
	8.625%, 11/14/2011	1,759,500
1,750,000	KeySpan Corporation,
	4.65%, 04/01/2013	1,839,805
2,500,000	Kinder Morgan Energy Partners Senior Unsecured Notes,
	5.85%, 09/15/2012	2,659,175
3,805,000	Korea Southern Power Co., Ltd.,
	5.375%, 04/18/2013 (Acquired 02/22/2011; Cost $4,033,551) * f	4,007,859
3,180,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	3,396,033
4,700,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 05/27/2011)	4,849,004
1,655,000	National Rural Utilities Corporation,
	7.25%, 03/01/2012	1,753,433
4,810,000	Nisource Finance Corp.,
	5.40%, 07/15/2014	5,255,180
2,500,000	Northeast Utilities,
	7.25%, 04/01/2012	2,634,085
155,000	Old Dominion Electric Company,
	6.25%, 06/01/2011	156,342
1,648,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,650,563
4,950,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012 @	5,180,279
3,745,000	Pacific Gas and Electric Company,
	6.25%, 12/01/2013	4,138,626
1,100,000	Pennsylvania Electric Co.,
	5.125%, 04/01/2014	1,143,616
2,565,000	PG&E Corporation,
	5.75%, 04/01/2014	2,802,783
	Plains All American Pipeline:
525,000	4.25%, 09/01/2012	544,968
2,500,000	5.625%, 12/15/2013	2,725,115
	PPL Energy Supply, LLC Senior Notes:
350,000	6.40%, 11/01/2011	361,362
200,000	Series A, 5.70%, 10/15/2015	214,542
4,739,000	Progress Energy Inc. Senior Notes,
	6.85%, 04/15/2012	5,018,971
1,771,000	PSE&G Power LLC,
	6.95%, 06/01/2012	1,888,006
2,000,000	Rockies Express Pipeline LLC,
	3.90%, 04/15/2015 (Acquired 02/17/2011; Cost $2,000,300) *	1,980,146
2,100,000	Sempra Energy,
	2.00%, 03/15/2014	2,085,644
5,814,000	Spectra Energy Capital,
	5.668%, 08/15/2014	6,370,452
5,000,000	System Energy Resources, Inc.,
	6.20%, 10/01/2012	5,317,570
2,810,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010 through 07/15/2010; Aggregate Cost $2,809,964) *	2,891,203
	Transcontinental Gas Pipe Line Corporation Senior Notes:
1,500,000	Series B, 7.00%, 08/15/2011	1,534,862
4,088,000	8.875%, 07/15/2012	4,470,469
1,080,000	United Energy Distribution,
	4.70%, 04/15/2011 (Acquired 11/17/2009 through 10/05/2010; Aggregate Cost $1,080,912) * f	1,080,988
3,935,000	Valero Energy Corporation,
	6.875%, 04/15/2012	4,159,712
650,000	Vectren Utility Holdings, Inc.,
	5.25%, 08/01/2013	693,783
2,650,000	Veolia Environnement,
	5.25%, 06/03/2013 f	2,839,907
		158,068,989
U.S. Government Agency Issues - 5.4%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014 @	7,315,364
	Federal National Mortgage Association (FNMA):
13,150,000	4.375%, 03/15/2013 @	14,046,685
2,450,000	1.125%, 09/17/2013	2,448,550
22,425,000	2.75%, 03/13/2014 @	23,308,186
5,350,000	1.60%, 02/24/2014 (Callable 08/24/2011) @	5,369,613
		52,488,398
U.S. Treasury Obligations - 5.2%
49,550,000	U.S. Treasury Bonds,
	2.25%, 05/31/2014 @	50,939,729
		50,939,729
	Total Long-Term Investments (Cost $938,472,139)	943,306,871
Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Mutual Funds - 2.1%
3,105,888	Dreyfus Institutional Cash Advantage Fund, 0.16% «	3,105,888
17,095,364	The AIM STIT - Liquid Assets Portfolio, 0.16% «	17,095,364
	Total Short-Term Investments (Cost $20,201,252)	20,201,252

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 16.8%
	Commercial Paper - 0.1%
$968,937	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	677,456
	Total Commercial Paper (Cost $968,937)	677,456
Shares
	Investment Companies - 16.7%
162,626,316	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	162,626,316
	Total Investment Companies (Cost $162,626,316)	162,626,316

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $163,595,253)	163,303,772
	Total Investments (Cost $1,122,268,644) - 115.8%	1,126,811,895

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	291,481
	Total (Cost $0)	291,481
	Liabilities in Excess of Other Assets - (15.8)%	(153,730,277)
	TOTAL NET ASSETS - 100.0%	$973,373,099

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at fair value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liabilitybased on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$7,474,758	$—	$7,474,758
Commercial Mortgage Backed Securities	—	45,838,002	—	45,838,002
Corporate Debt Securities	—	686,641,053	—	686,641,053
Other Government Related Securities	—	9,747,057	—	9,747,057
Residential Mortgage Backed Securities	—	34,651,902	—	34,651,902
Taxable Municipal Bonds	—	55,525,972	—	55,525,972
U.S. Government Agency Issues	—	52,488,398	—	52,488,398
U.S. Treasury Obligations	—	50,939,729	—	50,939,729
Total Fixed Income	—	943,306,871	—	943,306,871

Short-Term Investments
Money Market Mutual Funds	20,201,252	—	—	20,201,252
Total Short-Term Investments	20,201,252	—	—	20,201,252

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	677,456	—	677,456
Money Market Mutual Fund	162,626,316	—	—	162,626,316
Total Investments Purchased with
Cash Proceeds from Securities Lending	162,626,316	677,456	—	163,303,772

Total Investments	$182,827,568	$943,984,327	$—	$1,126,811,895

Asset Relating to Securities Lending Investments	$—	$291,481	$—	$291,481

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.7%
Asset Backed Securities - 1.8%
$84,508	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-1, Class A6, 6.51%, 08/25/2027 (Callable 05/25/2011)	$85,541
3,348	Cityscape Home Equity Loan Trust,
	Series 1997-C, Class A4, 7.00%, 07/25/2028	3,181
	Countrywide Asset-Backed Certificates:
1,522,906	Series 2006-S3, Class A2, 6.085%, 06/25/2021	865,803
34,101	Series 2006-S2, Class A2, 5.627%, 07/25/2027	31,960
104,977	Series 2004-12, Class AF6, 4.634%, 03/25/2035 (Callable 01/25/2022)	106,334
4,204,940	Series 2005-1, Class AF6, 5.03%, 07/25/2035 (Callable 05/25/2020)	4,189,698
2,605,867	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	2,390,362
365,425	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	217,670
1,380,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	777,557
	Delta Funding Home Equity Loan Trust:
50,885	Series 1997-2, Class A6, 7.04%, 06/25/2027 (Callable 05/25/2011)	53,798
12,243	Series 1999-1, Class A6F, 6.34%, 12/15/2028 (Callable 05/15/2011)	12,153
538,268	Series 1999-2, Class A7F, 7.03%, 08/15/2030	523,061
12,489	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	12,185
	Green Tree Financial Corporation:
84,660	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 05/15/2011)	86,436
662,838	Series 1998-2, Class A5, 6.24%, 12/01/2028	687,396
898,457	Series 1998-3, Class A5, 6.22%, 03/01/2030	946,663
342,397	Series 1998-4, Class A5, 6.18%, 04/01/2030	352,394
30,032	IMC Home Equity Loan Trust,
	Series 1998-1, Class A6, 7.02%, 06/20/2029	30,067
149,279	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	145,936
63,633	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 09/25/2014)	63,504
117,593	Structured Asset Securities Corporation,
	Series 2005-2XS, Class 1A2A, 4.51%, 02/25/2035	117,764
		11,699,463
Commercial Mortgage Backed Securities - 3.5%
5,600,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	6,019,669
4,000,000	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-C5, 5.10%, 08/15/2038	4,286,891
	J.P. Morgan Chase Commercial Mortgage Trust:
5,000,000	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,301,200
2,000,000	Series 2003-CB7, Class A4, 4.879%, 01/12/2038	2,109,855
5,000,000	Wachovia Bank Commercial Mortgage Trust,
	Series 2005-C22, Class A4, 5.437%, 12/15/2044	5,377,578
		23,095,193
Financial - 22.3%
2,787,000	American Express Credit Corporation,
	Series C, 7.30%, 08/20/2013	3,116,323
630,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	572,747
1,475,000	ANZ National (Int'l) LTD,
	2.375%, 12/21/2012 (Acquired 12/15/2009; Cost $1,473,171) * f	1,494,129
1,700,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011; Cost $1,693,081) * f	1,689,800
600,000	Banco Santander Chile,
	7.375%, 07/18/2012 f	631,159
835,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	1,029,902
2,390,000	Bank of Ireland,
	2.75%, 03/02/2012 (Acquired 06/01/2010 through 07/23/2010; Aggregate Cost $2,372,657) * f	2,270,562
1,500,000	Bank of Tokyo - Mitsubishi/UFJ Ltd.,
	7.40%, 06/15/2011 f	1,519,364
2,695,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 05/27/2011) (Acquired 01/04/2006 through 11/06/2007; Aggregate Cost $2,757,563) *	2,762,375
2,500,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 05/27/2011)	1,812,715
2,390,000	Barclays Bank PLC,
	5.00%, 09/22/2016 f	2,533,833
2,322,000	BB&T Corporation,
	6.85%, 04/30/2019 @	2,693,425
1,150,000	Bear Stearns Cos., Inc.,
	6.40%, 10/02/2017	1,291,889
1,000,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 01/20/2006; Cost $1,000,000) * f	300,000
1,000,000	Capital One Financial Corporation,
	7.375%, 05/23/2014 @	1,147,793
1,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $997,520) * f @	1,008,975
	CIT Group, Inc.:
14,893	7.00%, 05/01/2013 (Callable 05/02/2011)	15,172
29,303	7.00%, 05/01/2014 (Callable 05/27/2011) @	29,852
29,302	7.00%, 05/01/2015 (Callable 05/27/2011)	29,558
48,839	7.00%, 05/01/2016 (Callable 05/27/2011)	48,900
68,374	7.00%, 05/01/2017 (Callable 05/27/2011) @	68,459
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013 @	1,070,017
200,000	5.50%, 10/15/2014	215,720
950,000	6.01%, 01/15/2015	1,038,174
2,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	2,182,716
1,760,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 11/29/2005 through 10/10/2007; Aggregate Cost $1,799,027) *	1,801,161
1,900,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016	2,028,417
2,000,000	Credit Suisse New York Branch Senior Notes,
	4.375%, 08/05/2020 f @	1,953,522
1,577,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	1,691,350
368,577	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	411,181
2,125,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 04/27/2011)	2,175,779
1,546,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/01/2009; Aggregate Cost $1,558,084) *	1,612,657
	General Electric Capital Corporation:
800,000	4.375%, 09/21/2015	844,426
2,000,000	5.625%, 09/15/2017	2,170,250
1,600,000	6.00%, 08/07/2019	1,746,826
2,300,000	5.50%, 01/08/2020 @	2,433,441
1,150,000	Genworth Financial Inc.,
	5.75%, 06/15/2014	1,184,786
2,620,000	Genworth Life Institutional Funding Trust,
	5.875%, 05/03/2013 (Acquired 03/22/2011; Cost $2,789,965) *	2,771,973
3,456,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010; Aggregate Cost $3,486,709) *	3,701,702
	GMAC Inc.:
80,000	7.50%, 12/31/2013	86,100
96,000	8.00%, 12/31/2018 @	103,080
200,000	GMAC LLC,
	6.75%, 12/01/2014	210,042
	The Goldman Sachs Group, Inc.:
1,125,000	5.15%, 01/15/2014	1,207,432
1,000,000	6.00%, 05/01/2014	1,098,091
2,000,000	6.15%, 04/01/2018	2,168,354
1,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Callable 05/16/2016) (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $1,792,736) *	1,854,000
1,000,000	Hartford Financial Services Group,
	4.00%, 03/30/2015	1,015,176
1,758,000	HSBC Finance Corporation,
	6.676%, 01/15/2021 (Acquired 12/09/2009; Cost $1,703,090) *	1,824,778
	ING Bank N.V.: f
2,000,000	2.00%, 10/18/2013 (Acquired 10/28/2010; Cost $2,001,921) *	1,977,750
1,000,000	3.00%, 09/01/2015 (Acquired 08/17/2010; Cost $997,320) *	977,691
	Invesco Ltd.: f
2,755,000	5.625%, 04/17/2012	2,870,622
1,417,000	5.375%, 02/27/2013	1,506,240
2,075,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $2,073,880) * f @	1,815,625
	Istar Financial, Inc.:
1,050,000	5.95%, 10/15/2013	994,875
75,000	5.85%, 03/15/2017 @	65,438
2,000,000	Jefferies Group Inc.,
	6.875%, 04/15/2021	2,124,262
	J.P. Morgan Chase & Co.:
575,000	5.75%, 01/02/2013 @	614,716
1,725,000	3.45%, 03/01/2016	1,718,840
2,000,000	Key Bank NA,
	7.413%, 05/06/2015	2,265,012
2,600,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 06/12/2009; Cost $2,629,612) * f	2,933,338
	Liberty Mutual Group Inc.:
1,300,000	7.25%, 09/01/2012 (Acquired 08/03/2004 through 11/23/2010; Aggregate Cost $1,347,817) *	1,376,652
1,000,000	5.75%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010; Aggregate Cost $981,034) *	1,049,762
1,650,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/09/2010; Cost $1,610,159) * f	1,651,627
1,650,000	Manulife Financial Corporation,
	4.90%, 09/17/2020 f	1,615,772
	Marsh & McLennan Companies, Inc.:
1,825,000	6.25%, 03/15/2012	1,885,586
700,000	4.85%, 02/15/2013	726,784
1,076,000	5.375%, 07/15/2014	1,163,830
500,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $500,000) *	275,000
	Merrill Lynch & Company:
1,000,000	5.70%, 05/02/2017	1,037,783
1,000,000	6.875%, 04/25/2018	1,110,692
3,000,000	MetLife Institutional Funding II,
	1.201%, 04/04/2014 (Acquired 03/29/2011; Cost $3,000,000) *	2,999,900
	Morgan Stanley:
100,000	4.75%, 04/01/2014	104,202
1,400,000	6.625%, 04/01/2018 @	1,538,762
750,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	824,101
2,320,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,474,092
1,260,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 05/27/2011)	1,294,650
2,500,000	Nomura Holdings Inc.,
	5.00%, 03/04/2015 f	2,588,650
1,000,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 05/27/2011)	1,018,000
	Protective Life Secured Trust:
3,091,000	5.45%, 09/28/2012	3,269,923
225,000	4.30%, 06/01/2013	232,899
3,125,000	Prudential Financial Inc.,
	5.15%, 01/15/2013	3,303,559
2,000,000	Rabobank Nederland Global Senior Unsecured Notes,
	4.20%, 05/13/2014 (Acquired 05/06/2009; Cost $1,996,340) * f	2,117,486
1,650,000	Regions Bank,
	7.50%, 05/15/2018	1,744,137
3,100,000	Royal Bank of Scotland Group PLC,
	5.625%, 08/24/2020 f @	3,093,307
1,300,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	1,342,796
	SLM Corporation:
1,500,000	5.40%, 10/25/2011	1,530,416
250,000	5.375%, 05/15/2014	259,247
2,880,000	Sovereign Bancorp Inc.,
	8.75%, 05/30/2018	3,253,680
1,000,000	St. Paul Travelers, Inc.,
	6.25%, 06/20/2016	1,127,980
2,000,000	SunTrust Banks, Inc.,
	3.60%, 04/15/2016 (Callable 03/15/2016)	1,988,072
2,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	2,347,028
850,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	936,125
650,000	Unionbancal Corporation,
	5.25%, 12/16/2013	695,657
1,000,000	Washington Mutual Financial Corporation,
	6.875%, 05/15/2011	1,006,424
3,000,000	Westpac Banking Corporation,
	3.00%, 08/04/2015 f	2,992,554
3,000,000	Willis Group Holdings Limited,
	5.75%, 03/15/2021 f @	2,976,606
		145,486,233
Industrial - 18.4%
2,775,000	Allied Waste North America, Inc.,
	Series B, 7.125%, 05/15/2016 (Callable 05/16/2011)	2,896,406
	Ameritech Capital Funding Debentures:
931,500	9.10%, 06/01/2016	1,088,254
1,008,000	6.45%, 01/15/2018	1,125,486
1,000,000	Anadarko Petroleum Corporation Senior Unsecured Notes,
	6.95%, 06/15/2019	1,122,549
2,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	2,601,480
2,000,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	2,206,426
	Bunge Limited Finance Corporation:
1,925,000	5.35%, 04/15/2014	2,040,319
1,085,000	5.10%, 07/15/2015	1,132,022
2,900,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 04/16/2010; Cost $3,198,180) * @	3,250,104
1,250,000	Clear Channel Communications,
	5.50%, 12/15/2016	909,375
	Comcast Cable Holdings:
1,856,000	9.80%, 02/01/2012	1,995,725
125,000	8.375%, 03/15/2013	140,877
525,000	Comcast Corporation,
	6.50%, 01/15/2017	597,846
75,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	83,682
3,636,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	3,867,623
2,650,000	ConAgra Foods, Inc.,
	5.875%, 04/15/2014	2,898,399
1,281,000	COX Communications Inc.,
	7.125%, 10/01/2012	1,390,611
	CSX Corporation:
1,875,000	5.75%, 03/15/2013	2,020,476
450,000	6.25%, 04/01/2015 @	508,752
1,300,000	Deutsche Telekom International Finance BV,
	6.00%, 07/08/2019 f @	1,485,753
3,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	3,307,500
	Donnelley (R.R.) & Sons Co.:
1,000,000	8.60%, 08/15/2016	1,142,785
875,000	6.125%, 01/15/2017	909,538
1,000,000	7.625%, 06/15/2020	1,052,079
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,045,000
2,000,000	Enterprise Products Operating LLC,
	7.625%, 02/15/2012	2,112,342
656,894	Federal Express Corporation 1995 Pass-Thru Certificates,
	Series B2, 7.11%, 01/02/2014 (Callable 05/27/2011)	707,803
2,250,000	FedEx Corporation,
	7.375%, 01/15/2014	2,554,952
1,261,000	Fiserv, Inc.,
	6.125%, 11/20/2012	1,353,893
3,000,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	3,307,499
1,260,000	GTE Corporation,
	6.84%, 04/15/2018	1,456,124
1,375,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	1,430,000
650,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	676,000
1,195,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 10/19/2006; Aggregate Cost $1,196,218) *	1,201,921
620,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 06/16/2010; Aggregate Cost $632,398) *	688,387
250,000	Historic Time Warner Inc.,
	6.875%, 06/15/2018	287,385
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,273,206
2,500,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/28/2010; Aggregate Cost $2,817,755) * f	2,991,963
1,000,000	Ingersoll-Rand Company Debentures,
	6.391%, 11/15/2027 f	1,075,748
1,625,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	1,798,394
1,675,000	Laboratory Corporation of America Holdings,
	5.50%, 02/01/2013	1,771,755
	Lafarge SA: f
1,000,000	5.50%, 07/09/2015 (Acquired 07/06/2010; Cost $999,140) *	1,032,399
625,000	6.50%, 07/15/2016	661,990
180,000	Limited Brands, Inc.,
	5.25%, 11/01/2014 @	187,200
75,000	Martin Marietta Materials, Inc.,
	6.60%, 04/15/2018	82,228
1,625,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,666,711
2,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 05/19/2010; Cost $2,124,733) *	2,160,000
	Nabors Industries, Inc.:
2,500,000	0.94%, 05/15/2011 (Convertible until 05/15/2011)	2,487,500
825,000	6.15%, 02/15/2018 @	903,250
2,307,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 05/09/2011) @	2,324,303
700,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $696,731) * f	752,193
925,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007; Aggregate Cost $928,818) * f	1,010,976
2,045,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	2,175,680
2,000,000	Qwest Corporation,
	8.875%, 03/15/2012	2,140,000
2,093,000	Reed Elsevier Capital Notes,
	4.625%, 06/15/2012	2,169,386
450,000	Rio Tinto Alcan, Inc.,
	5.00%, 06/01/2015 f	486,912
	Rio Tinto Financial USA Ltd.: f
1,800,000	6.50%, 07/15/2018 @	2,072,498
500,000	3.50%, 11/02/2020	466,100
500,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	501,875
1,175,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017 @	1,249,494
	TCI Communications, Inc.:
550,000	7.875%, 08/01/2013	623,950
1,583,000	8.75%, 08/01/2015	1,921,083
1,045,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,256,613
	Telecom Italia Capital: f
1,360,000	4.95%, 09/30/2014	1,416,879
2,225,000	5.25%, 10/01/2015	2,303,009
	Telefonica Emisiones, S.A.U.: f
1,725,000	6.421%, 06/20/2016	1,916,817
1,000,000	6.221%, 07/03/2017 @	1,090,940
1,000,000	Time Warner Cable, Inc.,
	5.85%, 05/01/2017	1,093,699
	Time Warner, Inc.:
1,000,000	4.70%, 01/15/2021 @	995,748
2,000,000	4.75%, 03/29/2021	1,989,480
1,470,000	Transocean, Inc.,
	6.625%, 04/15/2011 f @	1,471,818
500,000	Tyco Electronics Group S. A.,
	6.55%, 10/01/2017 f @	572,203
650,000	Tyco International Finance,
	6.00%, 11/15/2013 f	719,579
	United AirLines, Inc. Pass-Thru Certificates:
164,401	Series 1991-A, Class A-2, 10.02%, 03/22/2014	71,515
192,514	Series 2000-2, Class C, 7.762%, 04/29/2049 §	125,134
1,500,000	Vale Overseas Limited,
	6.25%, 01/23/2017 f @	1,669,692
	Verizon Communications, Inc.:
1,000,000	1.95%, 03/28/2014	1,000,834
375,000	5.50%, 04/01/2017	413,480
1,050,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	1,111,572
500,000	Viacom Inc.,
	6.25%, 04/30/2016 @	568,798
	Vulcan Materials Co.:
1,350,000	5.60%, 11/30/2012	1,399,000
2,000,000	7.00%, 06/15/2018	2,047,496
125,000	Waste Management, Inc.,
	5.00%, 03/15/2014	134,856
1,450,000	Wellpoint, Inc.,
	6.80%, 08/01/2012	1,551,210
500,000	Willamette Industries, Inc. Notes,
	6.60%, 06/05/2012	519,898
1,000,000	Williams Partners LP,
	5.25%, 03/15/2020 @	1,043,172
		120,065,609
Other Government Related Securities - 1.7%
3,000,000	KFW,
	4.875%, 06/17/2019 f	3,316,236
300,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	334,237
350,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	381,512
2,500,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	2,516,713
2,650,000	United Mexican States,
	5.125%, 01/15/2020 f @	2,771,900
1,495,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,515,845
		10,836,443
Residential Mortgage Backed Securities - 5.6%
	Bank of America Alternative Loan Trust:
303,958	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	307,491
860,209	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	892,445
1,092,535	Series 2004-11, Class 4A1, 5.50%, 12/25/2019 (Callable 09/25/2016)	1,129,064
47,394	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	45,473
582,517	Series 2006-2, Class 7A1, 6.00%, 03/25/2021	566,163
859,680	Series 2006-3, Class 6A1, 6.00%, 04/25/2036 (Callable 06/25/2020)	845,838
920,518	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046 (Callable 02/25/2020)	826,069
648,411	Bank of America Funding Corporation,
	Series 2003-3, Class 1A41, 5.50%, 10/25/2033	669,883
884,224	Citicorp Mortgage Securities, Inc.,
	Series 2004-5, Class 1A25, 5.50%, 10/25/2014	898,972
	Countrywide Alternative Loan Trust:
186,891	Series 2005-5R, Class A2, 4.75%, 12/25/2018	188,551
846,235	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	748,169
869,831	Series 2005-85CB, Class 3A1, 5.25%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009; Aggregate Cost $837,126) *	836,635
1,319,391	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,127,311
103,441	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	101,938
126,654	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	118,418
536,411	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	533,497
	Credit Suisse First Boston Mortgage Securities Corporation:
30,317	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	30,541
91,466	Series 2005-3, Class 3A27, 5.50%, 07/25/2035	93,421
	Federal Gold Loan Mortgage Corporation (FGLMC) Pass-Thru Certificates:
306,807	5.00%, 08/01/2011	313,474
496,659	6.00%, 06/01/2021	541,048
27,979	6.00%, 07/01/2028	30,781
	Federal Home Loan Mortgage Corporation (FHLMC):
624,504	Series 3033, Class LU, 5.50%, 03/15/2013	647,615
1,438,833	Series R003, Class VA, 5.50%, 08/15/2016	1,537,085
1,866,556	Series 3122, Class VA, 6.00%, 01/15/2017	1,965,340
1,321,871	Series R010, Class VA, 5.50%, 04/15/2017	1,422,687
1,053,060	Series R009, Class AJ, 5.75%, 12/15/2018	1,098,242
3,384	Series 74, Class F, 6.00%, 10/15/2020 (Callable 06/15/2011)	3,675
44,403	Series 2673, Class NC, 5.50%, 05/15/2021	45,045
26,939	Series 1395, Class G, 6.00%, 10/15/2022 (Callable 05/15/2011)	29,734
1,081,551	Series 2970, Class DA, 5.50%, 01/15/2023	1,111,867
	Federal National Mortgage Association (FNMA):
151,236	Series 2006-B2, Class AB, 5.50%, 05/25/2014	153,257
65,150	Series 2005-6, Class VE, 5.50%, 04/25/2016	68,021
353,700	Series 2006-B1, Class AB, 6.00%, 06/25/2016	361,495
16,982	Series 1989-2, Class D, 8.80%, 01/25/2019	20,275
1,225	Series G-29, Class O, 8.50%, 09/25/2021	1,380
95,273	Series 1991-137, Class H, 7.00%, 10/25/2021	105,245
72,788	Series 1992-136, Class PK, 6.00%, 08/25/2022	79,291
46,943	Series 1993-32, Class H, 6.00%, 03/25/2023	50,647
1,606,425	Series 2002-85, Class PD, 5.50%, 05/25/2031	1,650,595
44,637	Series 2004-90, Class YB, 4.00%, 07/25/2032	45,926
1,672,560	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	1,773,491
1,032,405	Series 2004-W10, Class A24, 5.00%, 08/25/2034	1,031,878
420,848	GMAC Mortgage Corporation Loan Trust,
	Series 2004-J4, Class A2, 5.50%, 09/25/2034	420,543
252,167	Government National Mortgage Association (GNMA),
	Series 1999-4, Class ZB, 6.00%, 02/20/2029	275,716
	J.P. Morgan Alternative Loan Trust:
2,218,030	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	2,175,232
1,051,286	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 04/25/2026)	700,844
723,980	Series 2006-S2, Class A2, 5.81%, 05/25/2036	719,773
415,559	Lehman Mortgage Trust,
	Series 2006-4, Class 3A1, 5.00%, 08/25/2021 (Callable 10/25/2014)	403,107
	Master Alternative Loans Trust:
1,287,998	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 01/25/2017)	1,312,659
303,738	Series 2004-3, Class 1A1, 5.00%, 03/25/2019 (Callable 06/25/2018)	309,842
254,940	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	255,160
41,452	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	42,054
	Residential Accredit Loans, Inc.:
120,467	Series 2004-QS6, Class A1, 5.00%, 05/25/2019 (Callable 06/25/2014)	123,154
103,756	Series 2004-QS13, Class CB, 5.00%, 09/25/2019 (Callable 04/25/2015)	107,079
213,538	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033 (Callable 03/25/2014)	220,113
	Washington Mutual, Inc. Pass-Thru Certificates:
1,529,677	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,595,207
2,061,247	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	2,116,151
698,217	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 03/25/2019)	724,051
488,519	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	506,459
645,572	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	666,998
		36,722,115
Taxable Municipal Bonds - 3.5%
	Alaska Municipal Bond Bank Authority:
1,000,000	4.309%, 08/01/2018	964,140
1,340,000	4.459%, 08/01/2019	1,293,247
3,375,000	California Qualified School Construction Bonds,
	5.955%, 03/01/2019	3,395,689
2,500,000	California School Finance Authority,
	4.426%, 07/01/2020	2,413,725
	California State:
900,000	5.45%, 04/01/2015	947,673
500,000	5.50%, 03/01/2016	525,760
2,500,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	2,505,175
1,465,000	Dallas Independent School District,
	4.95%, 02/15/2022 (Callable 02/15/2021)	1,506,079
1,000,000	Davie Florida Water & Sewer Revenue,
	6.062%, 10/01/2025 (Callable 10/01/2020)	1,013,530
5,000,000	Illinois State,
	3.636%, 02/01/2014	4,935,950
2,100,000	North East Independent School District Texas,
	5.24%, 08/01/2027	2,059,344
1,330,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	1,202,373
		22,762,685
Utilities - 9.5%
3,000,000	Ameren Corporation,
	8.875%, 05/15/2014	3,451,040
2,765,000	Baltimore Gas & Electric Co. Senior Unsecured Notes,
	6.125%, 07/01/2013	3,032,259
	Dominion Resources Inc.:
1,380,000	6.25%, 06/30/2012	1,464,253
1,000,000	Series C, 5.15%, 07/15/2015 @	1,094,881
425,000	6.00%, 11/30/2017	476,012
1,000,000	DTE Energy Company,
	7.625%, 05/15/2014	1,148,850
3,000,000	El Paso Pipeline Partners Operating Co LLC,
	4.10%, 11/15/2015	3,059,151
2,000,000	Enel Finance International,
	5.70%, 01/15/2013 (Acquired 03/31/2010; Cost $2,108,685) * f @	2,117,528
	Energy Transfer Partners:
600,000	5.65%, 08/01/2012	630,570
1,336,000	5.95%, 02/01/2015	1,464,720
515,000	9.70%, 03/15/2019	672,199
1,000,000	Exelon Corporation,
	4.90%, 06/15/2015	1,050,897
2,585,000	Exelon Generation Company LLC,
	5.35%, 01/15/2014	2,777,016
2,500,000	Kinder Morgan Finance,
	5.70%, 01/05/2016	2,621,875
183,281	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $183,281) *	187,371
1,000,000	Korea Hydro & Nuclear Power Company Senior Unsecured Notes,
	6.25%, 06/17/2014 (Acquired 06/10/2009; Cost $989,350) * f	1,093,766
3,139,000	Midamerican Energy Holdings Co.,
	5.875%, 10/01/2012	3,352,248
2,475,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,811,155
2,000,000	National Rural Utilities Corporation,
	10.375%, 11/01/2018	2,730,750
1,100,000	NiSource Finance Corporation,
	10.75%, 03/15/2016	1,429,468
1,875,000	ONEOK Inc.,
	7.125%, 04/15/2011	1,877,916
935,000	ONEOK Partners LP Notes,
	5.90%, 04/01/2012	978,497
1,775,000	PPL Energy Supply, LLC Senior Notes,
	Series A, 5.70%, 10/15/2015	1,904,057
1,175,000	Progress Energy Inc. Senior Notes,
	6.85%, 04/15/2012	1,244,417
	PSE&G Power LLC:
425,000	5.00%, 04/01/2014 @	452,748
144,000	5.32%, 09/15/2016 @	155,177
220,000	5.125%, 04/15/2020	224,313
736,181	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	862,583
	Rockies Express Pipeline LLC:
3,000,000	3.90%, 04/15/2015 (Acquired 02/17/2011; Cost $3,000,450) *	2,970,219
1,000,000	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $999,110) *	994,048
2,000,000	Sempra Energy,
	2.00%, 03/15/2014	1,986,328
2,700,000	Spectra Energy Capital,
	5.668%, 08/15/2014	2,958,414
2,500,000	Trans-Allegheny Interstate Line Company,
	4.00%, 01/15/2015 (Acquired 01/19/2010; Cost $2,490,650) * @	2,572,245
2,005,000	Transcontinental Gas Pipe Line Corporation Senior Notes,
	8.875%, 07/15/2012	2,192,586
	Vectren Utility Holdings, Inc.:
1,000,000	6.625%, 12/01/2011	1,036,274
575,000	5.25%, 08/01/2013	613,731
2,000,000	West Penn Power Company,
	5.875%, 08/15/2016 (Acquired 10/25/2010; Cost $2,272,307) *	2,186,188
		61,875,750
U.S. Government Agency Issues - 10.4%
7,000,000	Federal Farm Credit Bank,
	3.00%, 09/22/2014 @	7,315,364
225,000	Federal Home Loan Mortgage Corporation (FHLMC),
	4.50%, 07/15/2013	242,845
	Federal National Mortgage Association (FNMA):
10,000,000	1.25%, 02/27/2014 @	9,971,190
6,000,000	1.75%, 03/07/2014 (Callable 09/07/2011) @	5,993,334
32,125,000	2.75%, 03/13/2014 @	33,390,211
7,500,000	2.625%, 11/20/2014 @	7,735,710
3,325,000	2.375%, 04/11/2016 @	3,314,493
		67,963,147
U.S. Treasury Obligations - 22.0%
	U.S. Treasury Bonds:
69,075,000	2.375%, 03/31/2016 @	69,555,277
24,500,000	3.875%, 05/15/2018 @	26,050,385
15,175,000	9.125%, 05/15/2018 @	21,378,965
10,000,000	7.875%, 02/15/2021 @	13,775,000
10,000,000	6.25%, 08/15/2023 @	12,418,750
		143,178,377
	Total Long-Term Investments (Cost $632,427,220)	643,685,015

Shares
SHORT-TERM INVESTMENTS - 2.1%
Money Market Mutual Funds - 2.1%
2,695,115	Dreyfus Institutional Cash Advantage Fund, 0.16% «	2,695,115
11,054,512	The AIM STIT - Liquid Assets Portfolio, 0.16% «	11,054,512
	Total Short-Term Investments (Cost $13,749,627)	13,749,627

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 39.1%
	Commercial Paper - 0.3%
$2,448,358	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	1,711,828
	Total Commercial Paper (Cost $2,448,358)	1,711,828
Shares
	Investment Companies - 38.8%
252,951,849	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	252,951,849
	Total Investment Companies (Cost $252,951,849)	252,951,849

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $255,400,207)	254,663,677
	Total Investments (Cost $901,577,054) - 139.9%	912,098,319

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	736,530
	Total (Cost $0)	736,530
	Liabilities in Excess of Other Assets - (40.0)%	(260,774,337)
	TOTAL NET ASSETS - 100.0%	$652,060,512

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$11,699,463	$—	$11,699,463
Commercial Mortgage Backed Securities	—	23,095,193	—	23,095,193
Corporate Debt Securities	—	327,427,592	—	327,427,592
Other Government Related Securities	—	10,836,443	—	10,836,443
Residential Mortgage Backed Securities	—	36,722,115	—	36,722,115
Taxable Municipal Bonds	—	22,762,685	—	22,762,685
U.S. Government Agency Issues	—	67,963,147	—	67,963,147
U.S. Treasury Obligations	—	143,178,377	—	143,178,377
Total Fixed Income	—	643,685,015	—	643,685,015

Short-Term Investments
Money Market Mutual Funds	13,749,627	—	—	13,749,627
Total Short-Term Investments	13,749,627	—	—	13,749,627

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,711,828	—	1,711,828
Money Market Mutual Fund	252,951,849	—	—	252,951,849
Total Investments Purchased with
Cash Proceeds from Securities Lending	252,951,849	1,711,828	—	254,663,677

Total Investments	$266,701,476	$645,396,843	$—	$912,098,319

Asset Relating to Securities Lending Investments	$—	$736,530	$—	$736,530

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
Municipal Bonds - 98.4%
Alabama - 2.3%
$1,000,000	Alabama State Public School & College Authority,
	5.00%, 05/01/2019	$1,115,080
1,000,000	Camden Alabama Industrial Development Board Revenue,
	6.125%, 12/01/2024 (Pre-refunded to 12/01/2013)	1,132,270
1,080,000	Gulf Shores Alabama,
	5.00%, 12/15/2018 (Callable 12/15/2017)	1,143,472
	Montgomery Alabama Special Care Facility Revenue:
11,385,000	5.00%, 11/15/2021 (Pre-refunded to 11/15/2014)	12,866,188
3,985,000	5.25%, 11/15/2029 (Pre-refunded to 11/15/2014)	4,538,477
		20,795,487
Alaska - 0.1%
1,000,000	Alaska State Housing Finance Corporation,
	5.00%, 06/01/2017 (Callable 06/01/2015) (Insured by NPFGC)	1,042,160
Arizona - 1.7%
1,415,000	Arizona Health Facilities Authority Hospital Revenue,
	6.375%, 12/01/2037 (Pre-refunded to 12/01/2012)	1,559,924
2,375,000	Arizona School Facilities Board Revenue,
	5.75%, 07/01/2018 (Pre-refunded to 07/01/2014)	2,717,238
1,860,000	Maricopa County Arizona University School District No. 48 Scottsdale,
	4.00%, 07/01/2026 (Pre-refunded to 07/01/2016)	2,066,609
1,540,000	Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
	5.00%, 07/01/2015 (Callable 07/01/2014) (Partially Pre-refunded, Insured by NPFGC)	1,683,636
	Pima County Arizona Industrial Development Authority:
1,000,000	7.125%, 07/01/2024 (Pre-refunded to 07/01/2014)	1,170,220
2,000,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	2,363,980
2,870,000	7.50%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,256,819
		14,818,426
California - 7.3%
4,260,000	Bakersfield California Certificates Participation,
	0.00%, 04/15/2021 (ETM) ^	2,937,909
2,490,000	Coalinga California Regional Medical Center,
	5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,758,920
3,000,000	Contra Costa County California Certificate Participation,
	0.00%, 11/01/2014 (ETM) ^	2,859,210
3,620,000	Golden State Tobacco Securitization Corporation Asset Backed Bonds,
	5.50%, 06/01/2043 (Pre-refunded to 06/01/2013)	3,968,099
	Golden State Tobacco Securitization Corporation Revenue Bonds:
8,645,000	6.25%, 06/01/2033 (Callable 06/01/2013) (Pre-refunded to various dates)	9,333,919
875,000	5.00%, 06/01/2038 (Pre-refunded to 06/01/2013)	949,830
6,950,000	5.625%, 06/01/2038 (Pre-refunded to 06/01/2013)	7,636,799
1,205,000	Mount Diablo California Hospital District Revenue,
	5.00%, 12/01/2013 (ETM)	1,278,891
3,725,000	Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
	9.60%, 06/01/2016 (ETM)	5,089,728
1,600,000	Port Oakland California Revenue,
	5.00%, 11/01/2017 (Insured by NPFGC)	1,724,192
	San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue: (ETM) ^
6,865,000	0.00%, 01/01/2020	5,091,359
14,000,000	0.00%, 01/01/2023	8,797,320
17,295,000	San Marcos California Public Facilities Authority Revenue,
	0.00%, 09/01/2019 (ETM) ^	13,102,691
		65,528,867
Colorado - 5.7%
1,000,000	Aspen Grove Colorado Business Improvement District,
	7.625%, 12/01/2025 (Pre-refunded 12/01/2011)	1,049,440
795,000	Colorado Educational & Cultural Facilities Authority,
	7.625%, 03/15/2032 (Pre-refunded to 03/15/2013)	883,436
9,830,000	Colorado Springs Colorado Utilities Revenue Bonds,
	5.875%, 11/15/2017 (ETM)	10,892,328
1,000,000	Conservatory Metropolitan District Colorado,
	6.75%, 12/01/2034 (Pre-refunded to 12/01/2013)	1,146,670
12,745,000	Dawson Ridge Metropolitan District No. 1 Colorado,
	0.00%, 10/01/2022 (ETM) ^	8,067,712
	Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
1,000,000	5.00%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,098,740
2,950,000	5.00%, 12/01/2022 (Pre-refunded to 12/01/2013)	3,241,283
1,500,000	5.00%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,648,110
5,065,000	5.00%, 12/01/2024 (Pre-refunded to 12/01/2013)	5,565,118
7,975,000	Denver Colorado Health & Hospital Authority Healthcare Revenue,
	6.25%, 12/01/2033 (Pre-refunded to 12/01/2014)	9,395,348
6,750,000	Regional Transportation District Colorado Sales Tax Revenue,
	5.00%, 11/01/2036 (Pre-refunded to 11/01/2016)	7,878,533
		50,866,718
Delaware - 0.1%
650,000	Delaware State Economic Development Authority Revenue,
	6.75%, 01/01/2013 (ETM)	695,773
Florida - 11.1%
4,140,000	Bartram Springs Community Development District Special Assessment,
	6.65%, 05/01/2034 (Pre-refunded to 05/01/2013)	4,517,568
1,925,000	Brevard County Florida School Board,
	5.00%, 07/01/2020 (Callable 07/01/2017) (Insured by AMBAC)	2,005,407
3,000,000	City of Sunrise FL,
	5.50%, 10/01/2018 (ETM)	3,445,290
2,125,000	Dade County Florida Health Facility Authority Hospital Revenue,
	5.75%, 05/01/2021 (ETM)	2,384,675
13,800,000	Florida State Board of Education,
	5.00%, 06/01/2022 (Callable 06/01/2019)	14,901,101
2,500,000	Florida State Department of Management Services,
	5.00%, 08/01/2018	2,710,000
7,850,000	Florida State Mid-Bay Bridge Authority Revenue,
	6.875%, 10/01/2022 (ETM)	10,084,503
1,500,000	Gulf Environmental Services Inc. Florida Revenue Bonds,
	5.00%, 10/01/2018 (ETM)	1,663,275
	Highlands County Florida Health Facilities Revenue:
9,650,000	5.875%, 11/15/2029 (Pre-refunded to 11/15/2013)	10,838,012
5,000,000	5.375%, 11/15/2035 (Pre-refunded to 11/15/2013)	5,551,350
2,000,000	Hillsborough County Florida School Board Master Lease Program,
	5.50%, 07/01/2018 (Insured by NPFGC)	2,168,500
1,830,000	Hillsborough County Industrial Development Authority,
	5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,201,344
2,000,000	Islands At Doral (SW) Community Development District,
	6.375%, 05/01/2035 (Pre-refunded to 05/01/2013)	2,162,200
300,000	Jacksonville Florida Health Facility Authority Hospital Revenue,
	11.50%, 10/01/2012 (Callable 05/27/2011) (ETM)	348,987
2,240,000	Laguna Lakes Community Development District Special Assessment Revenue Bonds,
	6.40%, 05/01/2033 (Pre-refunded to 05/01/2013)	2,476,880
1,470,000	Miami Beach Florida Resort Tax Revenue,
	6.25%, 10/01/2022 (ETM)	1,793,812
3,000,000	Miami Dade County Florida Entitlement Revenue Bonds,
	5.00%, 08/01/2015 (Insured by NPFGC)	3,260,430
3,000,000	Miami-Dade County Florida School Board,
	5.00%, 05/01/2016 (Insured by NPFGC)	3,221,820
2,420,000	Miami-Dade County Florida Water & Sewer Revenue,
	5.00%, 10/01/2013 (Insured by NPFGC)	2,635,477
3,815,000	Oakstead Florida Community Development District Capital Improvement Revenue Bonds,
	6.875%, 05/01/2033 (Pre-refunded to 05/01/2012)	4,053,666
4,220,000	Orange County Florida Health Facilities Authority Revenue Bond,
	6.25%, 10/01/2013 (ETM)	4,765,477
1,000,000	Orlando Florida Utilities Commission Water & Electric Revenue,
	6.75%, 10/01/2017 (ETM)	1,162,560
1,000,000	Palm Beach County Florida Revenue,
	5.00%, 11/01/2018 (Callable 11/01/2017)	1,092,890
2,550,000	Pinellas County Housing Finance Authority,
	4.25%, 03/01/2027 (Callable 09/01/2019)	2,653,122
1,000,000	Sarasota County Florida School Board,
	5.00%, 07/01/2015 (Insured by NPFGC)	1,079,420
5,200,000	Seminole County Florida Water & Sewage Revenue,
	6.00%, 10/01/2019 (ETM)	6,058,520
		99,236,286
Georgia - 2.9%
8,445,000	Atlanta Georgia Water & Wastewater Revenue,
	5.50%, 11/01/2017 (Insured by AGM)	9,402,494
3,330,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
	6.375%, 10/01/2028 (Callable 05/27/2011) (ETM)	4,034,495
680,000	Fulton County Georgia Hospital Authority Revenue,
	7.875%, 10/01/2013 (Callable 05/27/2011) (ETM)	748,864
	Georgia Municipal Electric Authority Power Revenue:
120,000	6.50%, 01/01/2017 (Insured by AGM)	137,729
7,350,000	6.50%, 01/01/2017 (Insured by AGM)	8,495,204
2,770,000	Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
	5.75%, 06/15/2019 (Callable 06/15/2014) (Pre-refunded to 06/15/2015)	3,080,406
		25,899,192
Illinois - 10.6%
	Chicago Illinois:
305,000	5.00%, 01/01/2017 (Pre-refunded to 01/01/2016)	349,585
695,000	5.00%, 01/01/2017 (Callable 01/01/2016) (Insured by AGM)	730,820
	Chicago Illinois Board of Education:
1,000,000	5.00%, 12/01/2017 (Insured by AMBAC)	1,050,120
4,345,000	5.00%, 12/01/2017 (Callable 12/01/2016) (Insured by AGM)	4,779,543
1,000,000	6.00%, 01/01/2020 (Insured by NPFGC)	1,047,420
	Chicago Illinois Public Building Community Building Revenue: (ETM)
3,725,000	7.00%, 01/01/2015	4,176,172
1,555,000	7.00%, 01/01/2020	1,959,098
2,605,000	Cook County Illinois School District No. 097,
	9.00%, 12/01/2015 (Insured by NPFGC)	3,211,600
1,430,000	Cook County Illinois School District No. 100,
	8.10%, 12/01/2016 (ETM)	1,901,428
2,000,000	Cook County Illinois School District No. 159,
	0.00%, 12/01/2022 (ETM) ^	1,250,480
1,075,000	Dupage County Illinois Stormwater Project,
	5.60%, 01/01/2021	1,224,425
12,285,000	Illinois Development Financial Authority,
	0.00%, 07/15/2023 (ETM) ^	7,518,051
2,330,000	Illinois Finance Authority Revenue,
	5.50%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,659,043
1,000,000	Illinois Municipal Electric Agency Power Supply Revenue Bonds,
	5.25%, 02/01/2016 (Insured by NPFGC)	1,102,160
	Illinois State:
1,000,000	5.00%, 01/01/2019 (Insured by AGM)	1,004,380
5,000,000	4.00%, 09/01/2019 (Callable 09/01/2018) (Insured by AGM)	4,513,800
3,000,000	6.00%, 11/01/2026 (Insured by NPFGC)	3,065,700
2,100,000	Illinois State Toll Highway Authority Priority Revenue Bonds,
	5.50%, 01/01/2016 (Insured by AGM)	2,289,483
	Illinois State Toll Highway Authority Revenue Bonds:
1,020,000	5.00%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,186,892
2,055,000	5.00%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,391,239
6,750,000	Kane Cook & Dupage Counties Illinois Community United School District No. 303,
	5.00%, 01/01/2014 (Insured by AGM)	7,182,675
2,130,000	Kane Cook & Dupage Counties Illinois School District No. 46 Elgin,
	0.00%, 01/01/2013 (Insured by AGM) ^	2,066,782
	Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
1,000,000	9.00%, 01/01/2015 (Insured by AMBAC)	1,206,300
6,140,000	7.00%, 01/01/2018 (Insured by AMBAC)	7,178,642
	Lake County Illinois Community Consolidated School District:
1,755,000	0.00%, 12/01/2012 (Insured by NPFGC) ^	1,684,010
1,920,000	0.00%, 12/01/2013 (Insured by NPFGC) ^	1,784,736
1,875,000	0.00%, 12/01/2014 (Insured by NPFGC) ^	1,664,756
1,025,000	Lake County Illinois Community High School District No. 124 Grant,
	5.00%, 12/01/2017	1,132,830
1,000,000	Lake County Illinois Community High School District No. 128,
	5.00%, 01/01/2013	1,065,360
	McHenry & Kane Counties Illinois Community School District No. 158:
1,870,000	0.00%, 01/01/2013 (Insured by NPFGC) ^	1,763,223
1,970,000	0.00%, 01/01/2016 (Insured by NPFGC) ^	1,560,378
	Metropolitan Pier & Exposition Authority Illinois: (ETM)
1,805,000	5.50%, 06/15/2016	2,122,951
2,000,000	5.50%, 12/15/2023	2,304,560
2,000,000	Northwest Suburban Illinois Municipal Joint Action Revenue,
	5.00%, 05/01/2014 (ETM)	2,245,960
4,705,000	Regional Transportation Authority Illinois,
	6.00%, 07/01/2022 (Insured by NPFGC)	5,088,552
2,742,000	Round Lake Illinois,
	6.70%, 03/01/2033 (Pre-refunded to 03/01/2013)	3,049,077
	Southern Illinois University Revenue:
1,000,000	5.25%, 04/01/2018 (Insured by NPFGC)	1,063,020
1,390,000	5.25%, 04/01/2019 (Insured by NPFGC)	1,462,155
950,000	Winnebago & Boone Counties Illinois School District No. 205,
	5.00%, 02/01/2013 (Insured by AMBAC)	1,003,001
	Winnebago County Illinois School District No. 122 Harlam-Loves Park:
1,205,000	0.00%, 01/01/2018 (Insured by AGM) ^	905,232
155,000	0.00%, 01/01/2018 (ETM) ^	128,259
		95,073,898
Indiana - 1.8%
1,990,000	Franklin Community Multi-School Building Corp,
	5.00%, 07/15/2020	2,081,560
	Hammond Indiana Multi-School Building Corporation Revenue Bonds:
1,000,000	6.00%, 01/15/2018 (ETM)	1,132,170
1,330,000	5.00%, 07/15/2018 (Insured by NPFGC)	1,478,800
1,115,000	Indiana State Office Building Commisions Facilities Revenue Bonds,
	5.25%, 07/01/2017	1,243,961
820,000	Indiana Toll Road Commission,
	9.00%, 01/01/2015 (ETM)	967,083
1,155,000	Indianapolis Local Public Improvement Bond Bank,
	5.50%, 01/01/2019 (Insured by NPFGC)	1,268,456
3,460,000	Indianapolis Local Public Improvement Bond Waterworks Project,
	5.50%, 07/01/2018 (Insured by NPFGC)	3,833,611
1,000,000	Perry Township Multi School Building Corporation,
	5.00%, 07/10/2018 (Callable 07/10/2015)	1,074,050
1,650,000	Purdue University Indiana Revenue,
	5.00%, 07/01/2015	1,874,631
1,000,000	South Bend Indiana Community School Building Corporation,
	5.00%, 07/15/2017 (Insured by NPFGC)	1,110,000
		16,064,322
Iowa - 1.0%
1,010,000	Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
	5.00%, 06/01/2015 (Callable 06/01/2014) (Insured by NPFGC)	1,093,153
3,325,000	Iowa Financial Authority Health Care Facility Revenue Bonds,
	9.25%, 07/01/2025 (Pre-refunded to 07/01/2011)	3,491,250
180,000	Muscatine Iowa Electric Revenue,
	6.70%, 01/01/2013 (Callable 07/01/2011) (ETM)	192,620
2,000,000	Wapello County Iowa Hospital Revenue,
	6.25%, 10/01/2022 (Pre-refunded to 10/01/2012)	2,158,520
2,000,000	Waterloo Iowa Community School District,
	3.75%, 05/01/2012 (Callable 05/01/2011)	2,004,940
		8,940,483
Kansas - 0.2%
1,865,000	Wyandotte County Kansas Revenue,
	5.00%, 09/01/2019 (Callable 03/01/2019) (Insured by BHAC)	2,086,730
Kentucky - 0.6%
3,340,000	Jefferson County Kentucky School District Financial School Building Revenue Bonds,
	5.50%, 01/01/2018 (Insured by AGM)	3,850,285
1,035,000	Kentucky Economic Development Finance Authority Health System Revenue,
	5.80%, 10/01/2014 (Pre-refunded to 10/01/2013)	1,170,212
		5,020,497
Louisiana - 2.8%
1,000,000	Houma-Terrebonne Public Trust Financing Authority Single Family Mortgage Revenue,
	7.30%, 04/01/2011 (ETM)	1,000,000
	Louisiana Public Facilities Authority Revenue:
585,000	5.50%, 05/15/2027 (Pre-refunded to 05/15/2026)	649,122
10,205,000	5.50%, 05/15/2032 (Pre-refunded to 05/15/2026)	11,714,829
10,000,000	State of Louisiana,
	5.00%, 11/15/2020 (Callable 05/15/2020)	11,202,599
		24,566,550
Maine - 0.6%
4,340,000	Maine Health & Higher Education Facilities Authority,
	5.00%, 07/01/2035 (Pre-refunded to 07/15/2015)	4,967,260
Massachusetts - 2.3%
5,820,000	Massachusetts State,
	5.00%, 08/01/2020 (Pre-refunded to 08/01/2016)	6,767,438
3,000,000	Massachusetts State Health & Educational Facilities Authority Revenue,
	6.35%, 07/15/2032 (Pre-refunded to 07/15/2012)	3,245,730
	Massachusetts State Obligations Tax Renenue:
1,000,000	5.25%, 01/01/2026 (Pre-refunded to 01/01/2014)	1,112,220
1,835,000	5.75%, 01/01/2032 (Pre-refunded to 01/01/2014)	2,065,623
	Massachusetts State Water Resources Authority: (ETM)
4,105,000	5.25%, 12/01/2015	4,469,893
2,345,000	6.50%, 07/15/2019	2,799,508
		20,460,412
Michigan - 2.5%
1,550,000	Clarkston Michigan Community Schools,
	5.00%, 05/01/2013 (Insured by AGM)	1,641,962
1,000,000	Detroit Michigan City School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,026,990
2,185,000	Detroit Michigan Sewer Disposal Revenue,
	5.00%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,500,798
1,550,000	Harper Creek Michigan Community School District,
	5.00%, 05/01/2016 (Callable 05/01/2015) (Insured by AGM)	1,696,599
1,390,000	Jenison Michigan Public Schools,
	5.25%, 05/01/2015 (Insured by NPFGC)	1,509,012
2,275,000	Lakeview Public School District,
	5.00%, 05/01/2017 (Insured by NPFGC)	2,486,188
	Livonia Michigan Public Schools School District:
4,295,000	5.00%, 05/01/2017 (Callable 05/01/2014) (Insured by NPFGC)	4,584,268
3,000,000	5.00%, 05/01/2022 (Callable 05/01/2014) (Insured by NPFGC)	3,086,700
4,000,000	Michigan State Housing Development Authority,
	4.75%, 06/01/2016	4,199,160
		22,731,677
Minnesota - 0.6%
1,040,000	Centennial Independent School District No. 12 Minnesota,
	5.00%, 02/01/2014 (Pre-refunded to 02/01/2012, Insured by AGM)	1,075,714
1,125,000	Minnesota State Housing Finance Agency Homeownership Finance Bond,
	4.25%, 07/01/2028 (Callable 01/01/2020)	1,181,554
1,215,000	Robbinsdale Independent School District No. 281,
	5.00%, 07/01/2020 (Pre-refunded to 02/01/2012, Insured by AGM)	1,256,723
1,680,000	Western Minnesota Municipal Power Agency,
	6.375%, 01/01/2016 (ETM)	1,905,742
		5,419,733
Mississippi - 0.4%
1,110,000	Mississippi Development Bank Special Obligations,
	5.25%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,281,162
850,000	Mississippi Housing Financial Corporation,
	0.00%, 06/01/2015 (ETM) ^	781,507
1,000,000	Mississippi State,
	5.00%, 11/01/2021 (Pre-refunded to 11/01/2012)	1,067,440
		3,130,109
Missouri - 0.4%
1,000,000	St. Charles County Missouri Francis Howell School District,
	4.50%, 03/01/2018	1,114,690
2,000,000	St. Louis County Industrial Development Authority,
	6.625%, 11/15/2035 (Pre-refunded to 11/15/2013)	2,298,740
		3,413,430
Nebraska - 1.4%
1,640,000	Nebraska Public Power District Revenue,
	5.00%, 01/01/2015 (Insured by NPFGC)	1,819,465
9,150,000	Omaha Nebraska Public Electric Power District Revenue,
	6.20%, 02/01/2017 (ETM)	10,381,133
		12,200,598
Nevada - 0.3%
2,080,000	Las Vegas Clark County Nevada Library District,
	5.00%, 01/01/2017	2,266,805
New Hampshire - 0.1%
1,000,000	State of New Hampshire,
	5.00%, 07/01/2021 (Callable 07/01/2020)	1,142,080
New Jersey - 2.3%
	New Jersey Economic Development Authority Revenue Bonds:
2,250,000	6.375%, 04/01/2018 (Pre-refunded to 05/15/2014)	2,609,730
6,000,000	6.375%, 04/01/2031 (Pre-refunded to 05/15/2014)	6,959,280
895,000	New Jersey Sports & Exposition Authority State Contract Bonds,
	6.50%, 03/01/2013 (ETM)	964,864
	New Jersey State Transportation Trust Fund Authority:
2,595,000	5.50%, 12/15/2015 (Insured by AMBAC)	2,866,203
5,000,000	5.25%, 12/15/2020	5,207,850
1,630,000	New Jersey State Turnpike Authority,
	6.50%, 01/01/2016 (ETM)	1,831,175
		20,439,102
New Mexico - 0.4%
	New Mexico Mortgage Financial Authority:
1,495,000	4.625%, 09/01/2025 (Callable 05/01/2020)	1,567,552
1,190,000	4.50%, 09/01/2028 (Callable 05/01/2020)	1,249,595
1,000,000	New Mexico State Hospital Equipment Loan Council Hospital Revenue,
	5.25%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,145,890
		3,963,037
New York - 7.0%
2,000,000	Long Island Power Authority and Electric System Revenue,
	5.00%, 12/01/2017 (Callable 12/01/2016) (Insured by NPFGC)	2,183,720
13,230,000	Metropolitan Transit Authority New York,
	6.00%, 04/01/2020 (ETM)	16,171,028
4,730,000	New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
	5.00%, 01/15/2015 (Insured by AGM)	5,229,157
	New York, New York:
1,000,000	5.00%, 03/01/2016 (Callable 03/01/2015) (Insured by FGIC-TCRS)	1,093,230
5,000,000	5.00%, 08/01/2017	5,633,100
1,125,000	5.25%, 08/15/2021 (Callable 08/15/2018)	1,225,069
2,000,000	New York State Dormitory Authority and Personal Income Tax Revenue,
	5.00%, 12/15/2017	2,310,380
4,040,000	New York State Thruway Authority,
	5.00%, 03/15/2022 (Callable 03/15/2019)	4,381,218
	New York State University Dormitory Authority Revenues:
1,800,000	5.50%, 05/15/2013 (Insured by NPFGC)	1,904,886
4,730,000	5.25%, 05/15/2015	5,250,016
185,000	TSASC Inc. New York,
	4.75%, 06/01/2022 (Callable 06/01/2016)	173,240
13,075,000	Westchester Tobacco Asset Securitization Corp. New York,
	6.95%, 07/15/2039 (Pre-refunded to 07/15/2017)	16,749,336
		62,304,380
North Carolina - 2.9%
	North Carolina Eastern Municipal Power Agency Power Systems Revenue: (ETM)
2,980,000	5.00%, 01/01/2017	3,358,967
5,700,000	6.40%, 01/01/2021	6,878,817
5,700,000	4.50%, 01/01/2024 (Pre-refunded to 01/01/2022)	6,245,718
1,060,000	6.00%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,314,792
6,495,000	North Carolina Medical Care Community Hospital Revenue,
	5.25%, 11/01/2029 (Pre-refunded to 11/01/2014)	7,278,752
1,180,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue,
	5.50%, 01/01/2013 (ETM)	1,244,865
		26,321,911
Ohio - 0.7%
1,000,000	Akron Ohio Community Learning Center Income Tax Revenue,
	5.25%, 12/01/2016 (Callable 12/01/2013) (Insured by NPFGC)	1,071,260
2,000,000	Cincinnati Ohio City School District,
	5.00%, 12/01/2016 (Insured by AGM)	2,272,280
105,000	Miamisburg Ohio Water Revenue,
	7.00%, 11/15/2016 (Callable 05/27/2011) (ETM)	115,696
3,000,000	Ohio Housing Finance Agency,
	5.00%, 11/01/2028 (Callable 05/01/2020)	3,206,730
		6,665,966
Oklahoma - 0.1%
1,000,000	Cherokee County Oklahoma Economic Development Authority,
	0.00%, 11/01/2011 (ETM) ^	996,750
Pennsylvania - 4.3%
1,275,000	Central Dauphin Pennsylvania School District,
	6.75%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,567,205
1,380,000	Erie Pennsylvania Sewer Authority Revenue,
	5.125%, 06/01/2020 (ETM)	1,565,306
6,795,000	Pennsylvania Convention Center Authority Revenue Bonds,
	6.00%, 09/01/2019 (ETM)	8,114,861
	Pennsylvania Housing Finance Agency:
2,130,000	3.70%, 04/01/2018	2,071,915
1,760,000	3.75%, 10/01/2018	1,709,558
1,025,000	3.90%, 04/01/2019	1,005,669
1,675,000	3.90%, 10/01/2019 (Callable 04/01/2019)	1,641,768
3,390,000	Pennsylvania State Higher Education Facilities Authority Revenue,
	5.00%, 01/01/2029 (Pre-refunded to 01/01/2013)	3,643,911
3,000,000	Pennsylvania State Public School Building Authority Lease Revenue,
	5.00%, 11/15/2034 (Pre-refunded to 11/15/2014)	3,395,970
1,790,000	Philadelphia Pennsylvania Authority For Industrial Development Revenue,
	5.25%, 01/01/2027 (Pre-refunded to 01/01/2017)	2,082,772
3,135,000	Philadelphia Pennsylvania Gas Works,
	7.00%, 05/15/2020 (ETM)	3,810,404
	Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
1,130,000	7.25%, 09/01/2014 (Callable 05/12/2011) (ETM)	1,259,871
4,500,000	5.00%, 09/01/2029 (Pre-refunded to 09/01/2015)	5,144,130
1,500,000	St. Mary Hospital Authority Pennsylvania Health Revenue,
	5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,712,070
		38,725,410
Puerto Rico - 0.4%
1,625,000	Puerto Rico Public Building Authority,
	5.50%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,846,293
1,080,000	Puerto Rico Public Finance Corporation,
	6.00%, 08/01/2026 (ETM)	1,288,462
		3,134,755
South Carolina - 1.5%
5,875,000	Piedmont Municipal Power Agency South Carolina Electric Revenue,
	6.75%, 01/01/2020 (ETM)	7,474,234
	South Carolina Jobs Economic Development Authority Hospital Facilities Revenue:
2,575,000	7.00%, 08/01/2030 (Pre-refunded to 08/01/2013)	2,926,797
2,430,000	6.375%, 08/01/2034 (Pre-refunded to 08/01/2013)	2,727,238
		13,128,269
South Dakota - 0.1%
1,030,000	Heartland Consumers Power District,
	7.00%, 01/01/2016 (ETM)	1,187,075
Tennessee - 1.5%
1,000,000	Metropolitan Government Nashville & Davidson County Tennessee H&E,
	0.00%, 06/01/2021 (ETM) ^	682,980
1,545,000	Metropolitan Government Nashville & Davidson County Tennessee Water & Sewer Revenue,
	6.50%, 12/01/2014 (ETM)	1,840,033
5,000,000	Shelby County Tennessee Health Educational & Housing Facilities Revenue,
	5.50%, 08/15/2019 (ETM)	5,606,950
5,055,000	Tennessee Housing Development Agency,
	4.50%, 07/01/2028 (Callable 01/01/2020)	5,318,972
		13,448,935
Texas - 13.9%
1,125,000	Barbers Hill Texas Independent School District General Obligation,
	5.00%, 02/15/2017 (Callable 02/15/2015) (PSF Guaranteed)	1,238,333
6,060,000	Capital Area Housing Finance Corporation Texas,
	0.00%, 01/01/2016 (ETM) ^	5,445,274
1,500,000	Central Texas Housing Finance Corporation,
	0.00%, 09/01/2016 (ETM) ^	1,323,450
1,000,000	Copperas Cove Texas Independent School District,
	5.00%, 08/15/2016 (Callable 08/15/2015) (PSF Guaranteed)	1,126,900
1,500,000	Cypress-Fairbanks Texas Independent School District,
	5.00%, 02/15/2017 (Callable 02/15/2016) (PSF Guaranteed)	1,683,015
2,410,000	Dallas Texas Independent School District,
	5.00%, 02/15/2020 (PSF Guaranteed)	2,738,338
1,355,000	El Paso Texas Waterworks & Sewer Revenue,
	5.00%, 08/15/2018	1,545,242
1,625,000	Frisco Texas Independent School District,
	6.00%, 08/15/2018 (Callable 08/15/2016) (PSF Guaranteed)	1,897,984
1,000,000	Georgetown Texas Independent School District,
	5.00%, 02/15/2016 (Callable 02/15/2015) (PSF Guaranteed)	1,111,310
	Harris County Texas:
1,500,000	5.00%, 10/01/2019	1,729,425
2,860,000	5.75%, 10/01/2028 (Pre-refunded to 10/01/2018)	3,452,163
	Harris County Texas Health Facilities Development Corporation Hospital Revenue: (ETM)
8,000,000	5.50%, 10/01/2013	8,438,720
4,280,000	5.50%, 10/01/2019	4,901,413
10,960,000	Houston Texas Health Facilities Corporate Facilities Revenue,
	7.125%, 02/15/2034 (Pre-refunded to 02/15/2014)	12,876,465
1,205,000	Houston Texas Sewer System Revenue,
	9.375%, 10/01/2013 (Callable 10/01/2011) (ETM)	1,354,336
3,000,000	Houston Texas Utility System Revenue,
	5.25%, 05/15/2015 (Callable 05/15/2014) (Insured by NPFGC)	3,305,970
9,550,000	Houston Texas Water & Sewer System Revenue Bonds,
	5.50%, 12/01/2029 (ETM)	10,975,146
1,315,000	La Porte Texas Independent School District,
	5.00%, 02/15/2018 (Callable 02/15/2015) (Insured by NPFGC)	1,406,695
3,425,000	Lubbock Texas,
	5.00%, 02/15/2021 (Callable 02/15/2018) (Insured by AGM)	3,727,085
1,735,000	Lufkin Texas Independent School District,
	5.00%, 08/15/2015 (Callable 08/15/2014) (PSF Guaranteed)	1,935,098
1,050,000	Magnolia Texas Independant School District,
	5.00%, 08/15/2016 (PSF Guaranteed)	1,207,049
1,265,000	Mission Consolidation Independent School District,
	5.00%, 02/15/2019 (Callable 02/15/2015) (PSF Guaranteed)	1,357,029
1,125,000	North Central Texas Health Facilities Revenue,
	5.75%, 02/15/2015 (ETM)	1,276,493
1,210,000	Pearland Texas Waterworks & Sewage,
	5.25%, 03/01/2023 (Pre-refunded to 03/01/2014)	1,357,632
2,035,000	Retama Texas Development Corporation Special Facilites Revenue,
	8.75%, 12/15/2018 (ETM)	2,819,961
1,295,000	Rockwall Texas Independent School District,
	5.00%, 02/15/2015 (PSF Guaranteed)	1,460,760
11,565,000	San Antonio Texas Electric & Gas Revenue,
	5.65%, 02/01/2019 (ETM)	13,581,010
2,100,000	San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
	0.00%, 08/15/2015 (ETM) ^	1,932,084
2,000,000	San Antonio Texas Independent School District,
	5.00%, 08/15/2017 (Callable 08/15/2015) (PSF Guaranteed)	2,230,720
1,000,000	Spring Texas Independent School District,
	5.00%, 08/15/2019 (Callable 08/15/2018) (PSF Guaranteed)	1,135,430
7,775,000	Tarrant County Texas Health Facilities Revenue,
	6.00%, 09/01/2024 (ETM)	9,316,472
1,800,000	Tarrant County Texas Housing Finance Corporation Revenue Bonds,
	0.00%, 09/15/2016 (ETM) ^	1,582,452
95,000	Texas Public Building Authority Revenue,
	7.125%, 08/01/2011 (ETM)	97,032
	Texas State:
6,285,000	5.00%, 10/01/2018	7,249,999
3,965,000	5.00%, 04/01/2020 (Callable 04/01/2016)	4,364,632
1,225,000	University of Texas Revenue Bonds,
	5.25%, 02/15/2012 (Pre-refunded to 08/15/2016)	1,415,635
		124,596,752
Utah - 0.1%
500,000	Salt Lake City Utah Hospital Revenue,
	8.125%, 05/15/2015 (Callable 05/27/2011) (ETM)	560,590
Virginia - 0.7%
1,095,000	Bristol Virginia Utility Systems General Obligations,
	5.50%, 11/01/2018 (ETM)	1,263,345
4,000,000	Tobacco Settlement Financing Corporation Revenue,
	5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	4,632,480
		5,895,825
Washington - 2.5%
1,005,000	City of Ocean Shores WA,
	5.50%, 12/01/2021 (Callable 06/01/2012) (Insured by NPFGC)	1,033,170
4,500,000	Snohomish County School District No. 201,
	4.00%, 12/01/2021 (Callable 12/01/2020)	4,590,270
1,000,000	Snohomish County Washington Public Utilities Revenue,
	6.80%, 01/01/2020 (Callable 05/27/2011) (ETM)	1,234,700
2,755,000	Thurston & Pierce Counties Washington Community Schools,
	4.25%, 12/01/2021 (Callable 12/01/2020)	2,888,397
	Washington State:
1,500,000	5.00%, 07/01/2018 (Callable 07/01/2013)	1,603,110
10,000,000	5.00%, 01/01/2021	11,245,899
		22,595,546
West Virginia - 1.8%
7,365,000	Berkeley Brooke Fayette Counties West Virginia Single Family Mortgage Revenue,
	0.00%, 12/01/2014 (ETM) ^	6,960,809
8,390,000	West Virginia State Building Community Lease Revenue Bonds,
	7.00%, 07/01/2013 (ETM)	9,555,958
		16,516,767
Wisconsin - 1.4%
	Badger Tobacco Asset Securitization Corporation Wisconsin:
960,000	5.75%, 06/01/2012 (ETM)	1,017,072
5,115,000	6.125%, 06/01/2027 (Callable 06/01/2012) (Pre-refunded to various dates)	5,324,868
3,000,000	Ladysmith-Hawkins Wisconsin School District General Obligation,
	5.20%, 04/01/2018 (Callable 04/01/2016) (Insured by NPFGC)	3,043,350
3,320,000	Wisconsin State Health & Educational Facilities Revenue,
	5.00%, 12/01/2019 (Callable 12/01/2014) (Insured by NPFGC)	3,353,997
		12,739,287
	Total Municipal Bonds (Cost $866,918,859)	879,587,850

Shares
SHORT-TERM INVESTMENTS - 0.7%
Money Market Mutual Fund - 0.7%
6,383,179	Goldman Sachs Financial Square Funds, 0.09% «	6,383,179
	Total Short-Term Investments (Cost $6,383,179)	6,383,179
	Total Investments (Cost $873,302,038) - 99.1%	885,971,029
	Other Assets in Excess of Liabilities - 0.9%	7,617,458
	TOTAL NET ASSETS - 100.0%	$893,588,487

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$879,587,850	$—	$879,587,850
Total Fixed Income	—	879,587,850	—	879,587,850

Short-Term Investments
Money Market Mutual Fund	6,383,179	—	—	6,383,179
Total Short-Term Investments	6,383,179	—	—	6,383,179

Total Investments	$6,383,179	$879,587,850	$—	$885,971,029

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Aggregate Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 98.2%
Asset Backed Securities - 4.6%
$1,371	Amresco Residential Securities Mortgage Loan Trust,
	Series 1997-3, Class A9, 6.96%, 03/25/2027	$1,376
	Bayview Financial Acquisition Trust:
1,440,984	Series 2006-A, Class 1A2, 5.483%, 02/28/2041	1,446,804
2,500,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	1,188,170
398	Contimortgage Home Equity Trust,
	Series 1997-2, Class A9, 7.09%, 04/15/2028 (Callable 05/15/2011)	393
	Countrywide Asset-Backed Certificates:
932,106	Series 2006-S2, Class A2, 5.627%, 07/25/2027	873,586
1,213,698	Series 2005-17, Class 1AF2, 5.363%, 03/25/2030	982,540
5,616,317	Series 2004-13, Class AF4, 4.583%, 01/25/2033 (Callable 12/25/2021)	5,613,031
3,179,552	Series 2004-S1, Class A3, 4.615%, 02/25/2035 (Callable 09/25/2012)	2,991,460
7,032,388	Series 2004-15, Class AF6, 4.613%, 04/25/2035 (Callable 08/25/2019)	6,862,929
10,133,906	Series 2005-1, Class AF6, 5.03%, 07/25/2035 (Callable 05/25/2020)	10,097,171
12,091,615	Series 2005-11, Class AF3, 4.778%, 02/25/2036	10,533,936
4,610,727	Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,831,934
5,264,367	Series 2005-13, Class AF3, 5.43%, 04/25/2036	4,264,985
1,896,456	Series 2005-17, Class 1AF5, 5.564%, 05/25/2036 (Callable 01/25/2027)	1,259,171
1,799,716	Series 2007-S1, Class A6, 5.693%, 11/25/2036 (Callable 09/25/2016)	1,436,793
4,560,268	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	4,183,133
1,500,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	901,968
491,730	Credit Based Asset Servicing and Securities,
	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	481,183
102,117	Equivantage Home Equity Loan Trust,
	Series 1996-3, Class A3, 7.70%, 09/25/2027	99,631
2,944,783	FedEx Corporation Pass-Thru Certificates,
	Series 1998-1, 6.845%, 01/15/2019	3,268,709
	GE Capital Mortgage Services, Inc.:
999	Series 1997-HE4, Class A7, 6.735%, 12/25/2028	995
17,498	Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 05/25/2011)	17,140
	Green Tree Financial Corporation:
639,180	Series 1993-3, Class A7, 6.40%, 10/15/2018 (Callable 05/15/2011)	641,831
452,606	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 05/15/2011)	462,099
39,795	Series 1997-1, Class A5, 6.86%, 03/15/2028	41,628
1,484,451	Series 1998-2, Class A5, 6.24%, 12/01/2028	1,539,449
71,945	Series 1997-6, Class A8, 7.07%, 01/15/2029	75,576
1,257,512	Series 1998-3, Class A5, 6.22%, 03/01/2030	1,324,983
771,249	Series 1998-4, Class A5, 6.18%, 04/01/2030	793,767
225,791	GSAA Home Equity Trust,
	Series 2005-1, Class AF2, 4.316%, 11/25/2034	226,674
49,184	IMC Home Equity Loan Trust,
	Series 1997-5, Class A10, 5.749%, 11/20/2028	48,374
74,640	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	72,968
828,539	RAAC Series,
	Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 (Callable 08/25/2012)	834,767
3,000,000	Renaissance Home Equity Loan Trust,
	Series 2007-1, Class AF3, 5.612%, 04/25/2037	1,488,510
	Residential Asset Mortgage Products, Inc.:
3,357,300	Series 2003-RS7, Class AI6, 5.34%, 08/25/2033 (Callable 09/25/2014)	3,350,495
727,655	Series 2005-RS1, Class AI6, 4.713%, 01/25/2035 (Callable 09/25/2017)	677,032
	Residential Asset Securities Corporation:
1,890,601	Series 2003-KS2, Class AI6, 3.99%, 04/25/2033 (Callable 02/25/2013)	1,829,945
168,596	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033 (Callable 02/25/2015)	150,778
215,587	Series 2004-KS2, Class AI6, 4.30%, 03/25/2034 (Callable 04/25/2017)	212,143
1,354,223	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035 (Callable 12/25/2017)	1,261,911
		75,369,968
Commercial Mortgage Backed Securities - 7.7%
15,639,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, 4.871%, 09/11/2042	16,565,187
15,850,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	17,037,815
19,450,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	20,753,482
8,339,000	Credit Suisse First Boston Mortgage Securities Corp.,
	Series 2005-C5, Class A4, 5.10%, 08/15/2038	8,937,096
2,650,434	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	2,692,176
	GE Capital Commercial Mortgage Corporation:
2,945,000	Series 2002-3A, Class AZ, 4.996%, 12/10/2037	3,065,186
6,950,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	7,460,284
10,100,000	GMAC Commercial Mortgage Securities, Inc.,
	Series 2003-C1, Class A2, 4.079%, 05/10/2036	10,453,728
800,000	Government National Mortgage Assocation (GNMA),
	Series 2004-78, Class C, 4.658%, 04/16/2029	837,588
15,355,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	16,279,984
2,499,701	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	2,533,343
	Wachovia Bank Commercial Mortgage Trust:
2,350,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	2,454,825
16,835,000	Series 2005-C22, Class A4, 5.437%, 12/15/2044	18,106,305
		127,176,999
Financial - 16.0%
3,500,000	Aegon NV,
	4.75%, 06/01/2013 f	3,687,170
5,520,000	AIG SunAmerica Global Financing VI,
	6.30%, 05/10/2011 (Acquired 11/12/2010 through 03/15/2011; Aggregate Cost $5,548,443) *	5,544,895
2,450,000	American Express Credit Corporation,
	Series C, 7.30%, 08/20/2013	2,739,502
	American General Finance Corporation:
1,000,000	5.85%, 06/01/2013	977,500
500,000	6.90%, 12/15/2017	456,875
1,000,000	American International Group Inc.,
	8.175%, 05/15/2058 (Callable 05/15/2038)	1,076,250
2,000,000	Ameriprise Financial, Inc.,
	7.30%, 06/28/2019	2,389,088
250,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	227,281
1,708,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,833,140
400,000	BAC Capital Trust VI,
	5.625%, 03/08/2035	350,060
1,715,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	2,115,307
100,000	BankAmerica Capital II, Series 2,
	8.00%, 12/15/2026 (Callable 05/27/2011)	102,250
2,175,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 05/27/2011)	1,577,062
2,500,000	Barclays Bank PLC,
	6.75%, 05/22/2019 f @	2,823,525
2,400,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	2,586,595
1,500,000	BOI Capital Funding II,
	5.571%, 02/01/2049 (Callable 02/01/2016) (Acquired 09/03/2008; Cost $1,086,331) * f	450,000
2,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 (Callable 02/04/2016) f	620,000
100,000	Capital One Financial Corporation,
	6.15%, 09/01/2016	109,506
5,000,000	CDP Financial Inc.,
	4.40%, 11/25/2019 (Acquired 11/20/2009; Cost $4,987,600) * f @	5,044,875
	CIT Group, Inc.:
27,047	7.00%, 05/01/2013 (Callable 05/02/2011)	27,554
53,217	7.00%, 05/01/2014 (Callable 05/27/2011) @	54,215
53,217	7.00%, 05/01/2015 (Callable 05/27/2011)	53,683
88,694	7.00%, 05/01/2016 (Callable 05/27/2011)	88,805
124,172	7.00%, 05/01/2017 (Callable 05/27/2011) @	124,327
2,000,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037) @	2,080,000
	Citigroup, Inc.:
1,000,000	5.50%, 04/11/2013	1,070,017
3,125,000	6.01%, 01/15/2015	3,415,047
5,000,000	CNA Financial Corporation,
	6.50%, 08/15/2016	5,456,790
5,330,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016	5,690,244
1,000,000	Credit Agricole S.A.,
	6.637%, 05/29/2049 (Callable 05/31/2017) (Acquired 05/23/2007; Cost $1,000,000) * f	895,000
1,500,000	Credit Suisse New York Branch Senior Notes,
	4.375%, 08/05/2020 f @	1,465,142
330,000	Deutsche Bank Trust Corporation Subordinated Notes,
	7.25%, 10/15/2011	341,096
3,135,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 05/27/2011)	3,174,865
1,575,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 05/27/2011)	1,594,207
3,749,000	First Hawaiian Capital Trust I, Series B,
	8.343%, 07/01/2027 (Callable 05/27/2011)	3,842,725
608,152	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	678,448
1,748,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 04/27/2011)	1,789,770
5,107,000	First Union Institutional Capital I, Series A,
	8.04%, 12/01/2026 (Callable 04/27/2011)	5,234,680
1,460,000	First Union Institutional Capital II,
	7.85%, 01/01/2027 (Callable 04/27/2011)	1,500,124
2,500,000	Fleet Capital Trust II,
	7.92%, 12/11/2026 (Callable 05/27/2011)	2,550,000
3,025,000	FMR LLC,
	4.75%, 03/01/2013 (Acquired 02/26/2003 through 12/15/2010; Aggregate Cost $3,026,422) *	3,155,426
	General Electric Capital Corporation:
2,530,000	5.50%, 11/15/2011	2,541,246
2,475,000	4.375%, 09/21/2015	2,612,444
4,700,000	5.625%, 05/01/2018 @	5,081,259
1,416,000	Genworth Financial, Inc.,
	5.75%, 06/15/2014	1,458,833
7,485,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 11/16/2010; Aggregate Cost $7,525,959) *	8,017,138
	GMAC Inc.:
336,000	7.50%, 12/31/2013	361,620
403,000	8.00%, 12/31/2018 @	432,721
150,000	GMAC LLC,
	6.75%, 12/01/2014	157,532
1,180,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	1,133,876
	The Goldman Sachs Group, Inc.:
2,200,000	3.70%, 08/01/2015 @	2,216,234
1,000,000	6.25%, 09/01/2017	1,094,926
4,500,000	6.15%, 04/01/2018	4,878,797
2,520,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 01/05/2009 through 09/23/2010; Aggregate Cost $2,731,920) *	2,800,993
2,800,000	Great West Life & Annuity Insurance,
	7.153%, 05/16/2046 (Callable 05/16/2016) (Acquired 05/16/2006 through 11/08/2007; Aggregate Cost $2,783,656) *	2,884,000
2,200,000	Hartford Financial Services Group Inc.,
	8.125%, 06/15/2038 (Callable 06/15/2018) @	2,409,000
2,100,000	HSBC Holdings PLC Subordinated Notes,
	6.50%, 09/15/2037 f	2,141,467
400,000	HSBC USA Capital Trust I,
	7.808%, 12/15/2026 (Callable 05/27/2011) (Acquired 03/08/2007; Cost $408,910) *	408,500
500,000	HSBC USA Capital Trust II,
	8.38%, 05/15/2027 (Callable 05/27/2011) (Acquired 11/06/2007; Cost $514,142) *	502,166
500,000	Industrial Bank of Korea,
	3.75%, 09/29/2016 (Acquired 03/22/2011; Cost $496,855) * f	495,085
3,650,000	ING Bank N.V.,
	4.00%, 03/15/2016 (Acquired 03/08/2011; Cost $3,648,029) * f	3,644,901
	Invesco Ltd.: f
3,720,000	5.625%, 04/17/2012	3,876,121
4,235,000	5.375%, 02/27/2013	4,501,712
1,246,000	5.375%, 12/15/2014	1,339,016
7,025,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 01/07/2010; Cost $7,021,207) * f	6,146,875
	J.P. Morgan Chase & Co.:
2,700,000	3.70%, 01/20/2015	2,777,528
100,000	4.25%, 10/15/2020	95,571
	Jefferies Group Inc.:
4,000,000	6.875%, 04/15/2021	4,248,524
1,395,000	6.25%, 01/15/2036	1,289,426
6,800,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $7,695,855) *	7,340,885
1,250,000	Kaupthing Bank,
	5.75%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008; Aggregate Cost $969,046) * f §	350,000
3,400,000	Key Bank NA,
	7.413%, 05/06/2015	3,850,520
5,000,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010; Aggregate Cost $5,367,612) * f	5,641,035
2,500,000	Liberty Mutual Group, Inc.,
	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008; Cost $2,445,125) *	3,250,000
565,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $361,718) *	519,585
	Lincoln National Corporation:
3,947,000	6.20%, 12/15/2011	4,092,818
1,125,000	6.05%, 04/20/2067 (Callable 04/20/2017)	1,051,875
1,600,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 02/10/2010; Cost $1,556,519) * f	1,601,578
100,000	Manulife Financial Corporation,
	4.90%, 09/17/2020 f	97,926
	Marsh & McLennan Companies, Inc.:
5,000,000	6.25%, 03/15/2012	5,165,990
3,750,000	4.85%, 02/15/2013	3,893,486
1,290,000	5.375%, 07/15/2014	1,395,298
500,000	9.25%, 04/15/2019	637,183
1,000,000	Massachusetts Mutual Life Insurance Company,
	8.875%, 06/01/2039 (Acquired 05/27/2009; Cost $987,100) * @	1,367,559
800,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $800,000) *	440,000
	Merrill Lynch & Company:
1,000,000	6.40%, 08/28/2017 @	1,090,078
1,750,000	6.875%, 04/25/2018	1,943,711
1,275,000	7.75%, 05/14/2038	1,463,945
422,000	Metlife Inc.,
	6.50%, 12/15/2032	462,496
1,650,000	Monumental Global Funding Limited,
	5.50%, 04/22/2013 (Acquired 07/09/2010; Cost $1,744,960) *	1,749,696
	Morgan Stanley:
1,075,000	4.75%, 04/01/2014	1,120,167
1,000,000	4.00%, 07/24/2015	1,016,280
150,000	6.625%, 04/01/2018	164,867
3,644,000	Morgan Stanley Dean Witter & Co.,
	6.75%, 10/15/2013	4,004,031
1,000,000	The NASDAQ OMX Group Inc.,
	4.00%, 01/15/2015	992,994
1,310,000	National City Bank of Cleveland Subordinated Notes,
	4.625%, 05/01/2013	1,381,918
3,500,000	Nationwide Financial Services, Inc.,
	6.25%, 11/15/2011	3,612,543
4,921,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	5,247,848
4,389,000	NB Capital Trust IV,
	8.25%, 04/15/2027 (Callable 05/27/2011)	4,509,698
2,500,000	North Fork Capital Trust II,
	8.00%, 12/15/2027 (Callable 05/27/2011)	2,545,000
2,750,000	Protective Life Corp.,
	7.375%, 10/15/2019 @	3,059,834
1,000,000	Regions Financial Corp.,
	7.75%, 11/10/2014	1,080,000
4,750,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	4,251,250
1,000,000	Republic New York Capital I,
	7.75%, 11/15/2026 (Callable 05/27/2011)	1,020,000
700,000	Republic New York Corporation Debentures,
	9.125%, 05/15/2021	854,783
1,500,000	Santander Issuances,
	6.50%, 08/11/2019 (Callable 08/11/2014) (Acquired 10/18/2007; Cost $1,705,512) * f	1,510,527
1,100,000	Santander U.S. Debt S.A. Unipersonal,
	2.991%, 10/07/2013 (Acquired 09/27/2010; Cost $1,100,000) * f	1,093,066
8,760,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017)	9,048,378
	SLM Corporation:
5,510,000	5.45%, 04/25/2011	5,521,450
1,000,000	5.375%, 01/15/2013	1,040,152
1,137,000	5.375%, 05/15/2014	1,179,055
500,000	5.625%, 08/01/2033	427,474
4,900,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	5,535,775
550,000	SunTrust Banks Inc.,
	5.25%, 11/05/2012	578,993
1,032,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,211,066
1,000,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 03/23/2006; Cost $995,570) *	1,039,217
3,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	3,174,654
1,000,000	Travelers Companies, Inc.,
	6.75%, 06/20/2036	1,121,730
560,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f	616,741
750,000	Willis North America Inc.,
	5.625%, 07/15/2015	798,256
		264,703,968
Industrial - 13.6%
4,200,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	4,387,442
	Allied Waste North America, Inc.:
6,000,000	Series B, 7.125%, 05/15/2016 (Callable 05/16/2011)	6,262,499
2,325,000	6.875%, 06/01/2017 (Callable 06/02/2012)	2,534,250
	Ameritech Capital Funding Debentures:
1,993,410	9.10%, 06/01/2016	2,328,863
1,500,000	6.45%, 01/15/2018	1,674,831
2,000,000	Anglo American Capital PLC,
	9.375%, 04/08/2019 (Acquired 04/02/2009; Cost $2,000,000) * f	2,664,834
6,000,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f	6,243,552
600,000	Bunge Limited Finance Corporation,
	5.35%, 04/15/2014	635,944
3,800,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	4,033,324
1,000,000	Canadian National Resources,
	6.25%, 03/15/2038 f	1,076,961
8,164,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 10/27/2010 through 10/28/2010; Aggregate Cost $9,250,913) *	9,149,606
800,000	Clear Channel Communications,
	5.50%, 12/15/2016	582,000
400,000	Comcast Cable Holdings,
	8.375%, 03/15/2013	450,808
1,000,000	Comcast Corporation,
	6.95%, 08/15/2037	1,088,684
2,640,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	2,945,612
1,380,000	Comcast-Cable Holdings,
	7.875%, 08/01/2013	1,565,547
6,075,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	6,461,995
	ConAgra Foods, Inc.:
1,687,000	5.819%, 06/15/2017	1,835,382
120,000	9.75%, 03/01/2021	159,303
	Continental Airlines, Inc. Pass-Thru Certificates:
28,035	Series 2000-2, Class C, 8.312%, 10/02/2012	28,105
329,569	Series 1997-4, Class A, 6.90%, 07/02/2019	350,167
	COX Communications Inc.:
2,301,000	7.125%, 10/01/2012	2,497,890
2,000,000	5.45%, 12/15/2014	2,207,366
2,000,000	7.25%, 11/15/2015	2,290,136
410,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f @	537,549
7,000,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	7,717,499
	Donnelley (R.R.) & Sons Co.:
2,500,000	8.60%, 08/15/2016	2,856,963
2,000,000	6.125%, 01/15/2017	2,078,944
1,000,000	7.625%, 06/15/2020	1,052,079
1,000,000	D.R. Horton Inc. Unsubordinated Notes,
	6.50%, 04/15/2016	1,045,000
1,725,000	Enterprise Products Operating LLC,
	6.125%, 02/01/2013	1,848,591
740,000	FedEx Corporation,
	9.65%, 06/15/2012	810,464
3,757,000	Fiserv, Inc.,
	6.125%, 11/20/2012	4,033,763
8,907,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	9,819,967
7,000,000	Georgia-Pacific LLC,
	8.25%, 05/01/2016 (Callable 05/01/2013) (Acquired 12/10/2010; Cost $7,744,312) *	7,892,499
	GTE Corporation:
2,400,000	6.84%, 04/15/2018	2,773,570
100,000	8.75%, 11/01/2021	129,023
3,500,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 06/20/2001 through 06/15/2009; Aggregate Cost $3,523,508) *	3,520,272
650,000	Health Management Association,
	6.125%, 04/15/2016 @	671,125
1,950,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 08/14/2003 through 12/17/2007; Aggregate Cost $1,966,456) *	2,165,087
1,000,000	Holcim US Finance,
	6.00%, 12/30/2019 (Acquired 09/24/2009; Cost $986,740) * f	1,048,064
2,000,000	Humana Inc.,
	7.20%, 06/15/2018	2,273,206
5,700,000	Hutchison Whampoa International LTD,
	7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009; Aggregate Cost $6,347,747) * f	6,821,674
950,000	Johnson Controls Inc.,
	6.00%, 01/15/2036	1,005,765
400,000	Laboratory Corporation of America Holdings,
	5.625%, 12/15/2015	434,856
	Lafarge SA: f
5,538,000	6.15%, 07/15/2011	5,620,201
1,000,000	7.125%, 07/15/2036	977,756
1,000,000	Martin Marietta Materials, Inc.,
	6.25%, 05/01/2037	981,037
1,000,000	Masco Corporation,
	6.125%, 10/03/2016 @	1,025,668
8,000,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 05/19/2010 through 12/10/2010; Aggregate Cost $8,528,551) *	8,639,999
	Nabors Industries, Inc.:
4,500,000	0.94%, 05/15/2011 (Convertible until 05/15/2011)	4,477,500
1,100,000	6.15%, 02/15/2018 @	1,204,333
1,300,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	1,784,069
1,500,000	Nextel Communications, Series D,
	7.375%, 08/01/2015 (Callable 05/09/2011) @	1,505,625
320,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	291,200
400,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $398,132) * f	429,825
4,355,000	Plum Creek Timberlands, L.P.,
	5.875%, 11/15/2015	4,633,293
1,000,000	Questar Market Resources Inc.,
	6.80%, 03/01/2020	1,030,172
2,000,000	Ralcorp Holdings, Inc.,
	4.95%, 08/15/2020	2,010,300
500,000	Rio Tinto Alcan, Inc.,
	5.75%, 06/01/2035 f	499,309
3,700,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f	4,260,136
1,500,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007; Cost $1,482,015) * f	1,663,080
	Sprint Capital Corporation:
2,800,000	6.90%, 05/01/2019 @	2,891,000
358,000	8.75%, 03/15/2032 @	380,823
2,793,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	3,358,583
	Telecom Italia Capital: f
2,000,000	7.175%, 06/18/2019 @	2,186,260
5,519,000	7.20%, 07/18/2036	5,538,631
	Telefonica Emisiones, S.A.U.: f
100,000	6.421%, 06/20/2016	111,120
5,075,000	6.221%, 07/03/2017	5,536,521
	Time Warner, Inc.:
1,050,000	4.70%, 01/15/2021	1,045,535
1,100,000	7.625%, 04/15/2031	1,268,925
500,000	7.70%, 05/01/2032	583,079
1,000,000	6.55%, 05/01/2037	1,017,816
3,100,000	6.75%, 06/15/2039	3,241,273
5,000,000	6.25%, 03/29/2041	4,967,750
3,000,000	Tyco Electronics Group S.A.,
	6.55%, 10/01/2017 f @	3,433,218
211,765	United AirLines, Inc. Pass-Thru Certificates,
	Series 2000-2, Class C, 7.762%, 04/29/2049 §	137,647
343,156	U.S. Airways Pass-Thru Certificate,
	Series 1998-1, 6.85%, 01/30/2018	332,861
	Vale Overseas Limited: f
3,550,000	8.25%, 01/17/2034	4,322,505
1,550,000	6.875%, 11/21/2036 @	1,650,535
1,000,000	6.875%, 11/10/2039 @	1,068,895
2,000,000	Verizon Wireless Cap LLC,
	8.50%, 11/15/2018	2,569,628
1,975,000	Vodafone Group PLC,
	6.15%, 02/27/2037 f @	2,106,102
	Vulcan Materials Co.:
2,000,000	7.00%, 06/15/2018	2,047,496
500,000	7.15%, 11/30/2037	464,908
1,000,000	Wal-Mart Stores,
	5.25%, 09/01/2035	977,564
100,000	Westvaco Corporation,
	9.75%, 06/15/2020	120,636
2,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	2,097,996
3,100,000	Williams Partners LP,
	6.30%, 04/15/2040	3,219,204
3,600,000	Woodside Finance Ltd.,
	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $3,598,884) * f	4,135,464
		225,836,539
Other Government Related Securities - 0.9%
640,000	Corp Andina De Fomento Notes,
	5.75%, 01/12/2017 f @	685,877
	Korea Electric Power Corporation: f
342,000	7.75%, 04/01/2013	377,997
2,165,000	6.75%, 08/01/2027	2,412,076
510,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	555,918
3,000,000	PEMEX Finance Ltd.,
	10.61%, 08/15/2017 f	3,697,892
2,800,000	PEMEX Project Funding Master Trust,
	5.75%, 03/01/2018	2,962,394
1,000,000	Petrobras International Finance Company,
	5.75%, 01/20/2020 f @	1,031,634
301,000	United Mexican States,
	6.75%, 09/27/2034 f	339,528
2,788,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	2,826,873
		14,890,189
Residential Mortgage Backed Securities - 26.9%
	Bank of America Alternative Loan Trust:
356,443	Series 2003-4, Class 2A1, 5.00%, 06/25/2018 (Callable 02/25/2015)	367,643
4,616,108	Series 2003-5, Class 2A1, 5.00%, 07/25/2018 (Callable 12/25/2016)	4,792,752
599,473	Series 2003-11, Class 4A1, 4.75%, 01/25/2019	606,440
375,463	Series 2004-6, Class 4A1, 5.00%, 07/25/2019 (Callable 08/25/2018)	381,809
8,797,044	Series 2004-7, Class 4A1, 5.00%, 08/25/2019 (Callable 03/25/2018)	9,000,528
408,513	Series 2004-11, Class 4A1, 5.50%, 12/25/2019 (Callable 09/25/2016)	422,172
597,006	Series 2005-2, Class 4A1, 5.50%, 03/25/2020 (Callable 08/25/2019)	602,908
2,740,569	Series 2005-4, Class 3A1, 5.50%, 05/25/2020 (Callable 06/25/2015)	2,678,320
1,938,143	Series 2005-10, Class 5A1, 5.25%, 11/25/2020 (Callable 10/25/2016)	1,888,819
3,009,610	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	2,914,193
1,200,434	Series 2003-11, Class 2A1, 6.00%, 01/25/2034 (Callable 10/25/2016)	1,200,516
591,803	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	551,194
858,533	Series 2005-9, Class 1CB3, 5.50%, 10/25/2035	741,523
490,000	Series 2005-11, Class 1CB4, 5.50%, 12/25/2035	423,006
1,775,796	Series 2006-5, Class CB7, 6.00%, 06/25/2046	1,270,017
3,249,568	Bear Stearns Asset Backed Securities Trust,
	Series 2004-AC2, Class 2A, 5.00%, 05/25/2034 (Callable 05/25/2015)	3,315,060
	Chase Mortgage Finance Corporation:
859,201	Series 2003-S13, Class A11, 5.50%, 11/25/2033	883,196
43,373	Series 2003-S14, Class 3A6, 5.50%, 01/25/2034	43,680
6,000,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036 (Callable 10/25/2019)	4,619,568
880,665	Citigroup Mortgage Loan Trust, Inc.,
	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	839,345
	Countrywide Alternative Loan Trust:
919,820	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	813,227
4,216,514	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	3,602,665
917,986	Series 2006-J5, Class 3A1, 6.132%, 07/25/2021	718,960
1,045,976	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	810,601
305,548	Series 2002-11, Class A4, 6.25%, 10/25/2032 (Callable 05/25/2011)	304,784
12,232,658	Series 2003-20CB, Class 1A1, 5.50%, 10/25/2033 (Callable 04/25/2017)	12,633,448
5,296,174	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	5,219,215
1,001,300	Series 2005-34CB, Class 1A6, 5.50%, 09/25/2035	995,861
2,103,218	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,574,347
232,353	Countrywide Home Loans, Inc.,
	Series 2003-39, Class A5, 5.00%, 05/25/2012	233,450
215,024	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2004-4, Class 2A5, 5.50%, 06/25/2015	214,475
	Deutsche Mortgage Securities Inc.:
1,537,320	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 (Callable 09/25/2015)	1,373,449
282,505	Series 2004-4, Class 1A6, 5.65%, 04/25/2034 (Callable 01/25/2015)	279,393
	Federal Gold Loan Mortgage Corporation (FGLMC):
61,340	6.50%, 07/01/2014	64,860
596,543	6.00%, 06/01/2020	647,622
339,942	5.50%, 11/01/2022	367,331
378,092	5.00%, 06/01/2023	404,030
352,158	5.50%, 07/01/2023	380,531
896,900	6.50%, 06/01/2029	1,013,621
3,190,537	5.50%, 01/01/2036	3,420,297
1,929,700	6.00%, 12/01/2036	2,105,448
3,051,792	5.50%, 04/01/2037	3,262,500
9,500,920	5.50%, 05/01/2038	10,143,542
10,044,498	5.50%, 08/01/2038	10,723,886
	Federal Home Loan Mortgage Corporation (FHLMC):
600,938	Series 3124, Class VP, 6.00%, 06/15/2014	636,641
117,728	Series R007, Class AC, 5.875%, 05/15/2016	118,048
2,678,223	Series R003, Class VA, 5.50%, 08/15/2016	2,861,110
1,700,570	Series 3097, Class MC, 6.00%, 11/15/2016	1,798,165
240,166	Series 2391, Class QR, 5.50%, 12/15/2016	258,952
1,385,039	Series R009, Class AJ, 5.75%, 12/15/2018	1,444,465
93,260	Series 206, Class E, 0.00%, 07/15/2019 (Callable 07/15/2011) ^	89,597
701,617	Series R010, Class AB, 5.50%, 12/15/2019	735,377
46,076	Series 141, Class D, 5.00%, 05/15/2021 (Callable 06/15/2011)	48,085
51,558	Series 1074, Class I, 6.75%, 05/15/2021 (Callable 05/15/2011)	56,322
295,916	Series 1081, Class K, 7.00%, 05/15/2021 (Callable 05/15/2011)	326,981
52,264	Series 163, Class F, 6.00%, 07/15/2021 (Callable 06/15/2011)	57,687
96,465	Series 188, Class H, 7.00%, 09/15/2021 (Callable 06/15/2011)	106,227
42,599	Series 1286, Class A, 6.00%, 05/15/2022 (Callable 05/15/2011)	47,018
1,418,535	Series 1694, Class PK, 6.50%, 03/15/2024 (Callable 01/15/2014)	1,530,115
11,674,739	Series 2009-15, Class MA, 4.00%, 03/25/2024	12,245,696
1,073,991	Series 2552, Class ND, 5.50%, 10/15/2031	1,119,920
42,671,494	4.50%, 08/01/2040	43,412,755
14,184,317	4.50%, 09/01/2040	14,430,717
	Federal National Mortgage Association (FNMA):
1,339,641	5.00%, 12/01/2019	1,434,348
12,103,515	5.00%, 11/01/2021	12,959,186
801,296	5.50%, 01/01/2023	873,216
1,322,803	5.50%, 07/01/2023	1,441,532
3,298,607	5.00%, 11/01/2023	3,517,374
1,302,369	6.00%, 03/01/2026	1,424,873
2,956,553	6.00%, 05/01/2026	3,234,653
3,461,264	5.00%, 05/01/2028	3,657,806
383,097	6.00%, 03/01/2033	421,819
396,723	5.00%, 11/01/2033	418,196
20,405,880	5.50%, 04/01/2034 @	21,973,456
9,654,070	5.50%, 04/01/2034	10,413,114
1,734,626	5.50%, 09/01/2034 @	1,865,711
425,423	6.00%, 11/01/2034	467,360
2,996,445	5.50%, 02/01/2035	3,222,886
3,011,864	5.50%, 02/01/2035	3,239,470
6,688,332	5.00%, 06/01/2035	7,043,036
6,406,720	5.00%, 07/01/2035	6,746,488
30,515,413	5.00%, 10/01/2035 @	32,114,670
3,246,929	5.00%, 11/01/2035	3,417,095
23,690,434	5.00%, 02/01/2036 @	24,932,006
14,620,829	5.00%, 03/01/2036	15,387,080
12,396,589	5.50%, 04/01/2036	13,321,776
3,789,109	5.50%, 11/01/2036	4,063,610
15,162,629	5.50%, 04/01/2037	16,336,896
723,367	6.00%, 08/01/2037	782,014
10,532,819	5.50%, 06/01/2038	11,289,285
15,260,946	4.00%, 08/01/2040 @	15,033,014
846,501	Series 2006-B2, Class AB, 5.50%, 05/25/2014	857,811
36,194	Series 2002-56, Class MC, 5.50%, 09/25/2017	38,799
301,976	Series 1989-37, Class G, 8.00%, 07/25/2019	337,758
77,598	Series 1989-94, Class G, 7.50%, 12/25/2019	86,584
13,527	Series 1990-58, Class J, 7.00%, 05/25/2020	14,919
115,492	Series 1990-76, Class G, 7.00%, 07/25/2020	127,353
53,927	Series 1990-105, Class J, 6.50%, 09/25/2020	58,827
18,879	Series 1990-108, Class G, 7.00%, 09/25/2020	20,818
36,969	Series 1991-1, Class G, 7.00%, 01/25/2021	40,805
43,524	Series 1991-86, Class Z, 6.50%, 07/25/2021	47,579
1,072,775	Series 2003-33, Class LD, 4.25%, 09/25/2022	1,106,619
507,115	Series 1993-58, Class H, 5.50%, 04/25/2023	549,385
318,463	Series 1998-66, Class C, 6.00%, 12/25/2028	347,071
494,285	Series 2002-85, Class PD, 5.50%, 05/25/2031	507,875
39,782	Series 2003-44, Class AB, 3.75%, 05/25/2033	41,502
1,689,751	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	1,772,235
3,308,760	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	3,508,427
2,026,573	Series 2004-W10, Class A24, 5.00%, 08/25/2034	2,025,539
4,100,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	4,280,978
	First Horizon Alternative Mortgage Securities:
643,787	Series 2005-FA7, Class 2A1, 5.00%, 09/25/2020	629,095
949,541	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	905,026
2,560,119	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	2,422,134
51,532	GMAC Mortgage Corporation Loan Trust,
	Series 2004-J4, Class A2, 5.50%, 09/25/2034	51,495
260,635	Impac CMB Trust,
	Series 2004-4, Class 2A2, 5.441%, 09/25/2034 (Callable 05/25/2011)	259,796
1,051,286	J.P. Morgan Alternative Loan Trust,
	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 04/25/2026)	700,844
	J.P. Morgan Mortgage Trust:
2,955,207	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037 (Callable 11/25/2020)	2,157,407
691,690	Series 2006-A7, Class 2A2, 5.83%, 01/25/2037 (Callable 11/25/2020)	506,022
6,100,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037 (Callable 09/25/2020)	4,838,477
	Master Alternative Loans Trust:
1,803,197	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 01/25/2017)	1,837,722
107,718	Series 2004-2, Class 4A1, 5.00%, 02/25/2019	109,393
1,283,678	Series 2004-4, Class 4A1, 5.00%, 04/25/2019	1,302,531
639,181	Series 2003-5, Class 6A1, 6.00%, 08/25/2033 (Callable 06/25/2018)	664,166
5,000,000	NCUA Guaranteed Notes,
	Series 2010-C1, 2.90%, 10/29/2020	4,867,801
418,092	Residential Accredit Loans, Inc.,
	Series 2004-QS6, Class A1, 5.00%, 05/25/2019 (Callable 06/25/2014)	427,416
271,042	Residential Funding Mortgage Security I,
	Series 2003-S11, Class A2, 4.00%, 06/25/2018 (Callable 10/25/2011)	273,763
827,460	Salomon Brothers Mortgage Securities VII,
	Series 2003-UP2, Class A2, 4.00%, 06/25/2033	852,937
	Washington Mutual, Inc. Pass-Thru Certificates:
1,538,217	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	1,604,112
2,771,676	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	2,893,330
66,761	Series 2004-CB3, Class 3A, 5.50%, 10/25/2019	68,539
858,807	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 03/25/2019)	890,583
596,508	Series 2004-CB4, Class 21A, 5.50%, 12/25/2019	618,413
		445,857,966
Taxable Municipal Bonds - 3.9%
	California Qualified School Construction Bonds:
2,500,000	5.041%, 07/01/2020	2,482,900
7,500,000	7.155%, 03/01/2027	7,515,825
6,500,000	California State,
	5.75%, 03/01/2017	6,869,005
5,975,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	5,987,368
1,000,000	Cuyahoga County Ohio Industrial Development Revenue,
	9.125%, 10/01/2023	778,370
2,580,000	Eaton Ohio Community City Schools,
	5.39%, 08/25/2027 (Callable 06/01/2020)	2,484,824
4,975,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	4,706,848
10,000,000	Illinois State,
	3.636%, 02/01/2014	9,871,899
6,500,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	6,524,765
5,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	4,545,850
2,650,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	2,501,468
7,830,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	7,078,633
4,000,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	3,882,080
		65,229,835
Utilities - 6.1%
	Allegheny Energy Supply Co. Senior Unsecured Notes:
5,500,000	8.25%, 04/15/2012 (Acquired 06/17/2010 through 09/21/2010; Aggregate Cost $5,800,767) *	5,832,486
1,900,000	5.75%, 10/15/2019 (Acquired 09/22/2009 through 06/30/2010; Aggregate Cost $1,891,569) *	1,937,909
6,900,000	Ameren Corporation,
	8.875%, 05/15/2014	7,937,393
850,000	Arizona Public Service Senior Unsecured Notes,
	8.75%, 03/01/2019 @	1,071,602
2,482,000	Beaver Valley Funding Corporation Debentures,
	9.00%, 06/01/2017	2,755,094
1,000,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	1,039,358
4,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	5,108,513
	Enel Finance International: f
2,475,000	5.125%, 10/07/2019 (Acquired 09/30/2009; Cost $2,464,110) * @	2,495,530
1,900,000	6.80%, 09/15/2037 (Acquired 09/13/2007; Cost $1,894,965) *	1,907,332
	Energy Transfer Partners:
750,000	5.65%, 08/01/2012	788,213
1,173,000	8.50%, 04/15/2014	1,370,658
2,500,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	2,609,375
360,869	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 05/27/2011) (Acquired 06/27/2006; Cost $353,592) *	369,894
	Kinder Morgan Energy Partners Senior Notes:
1,000,000	9.00%, 02/01/2019 @	1,269,173
2,250,000	6.95%, 01/15/2038	2,425,484
1,000,000	6.50%, 09/01/2039	1,024,878
900,000	Kinder Morgan Finance,
	5.70%, 01/05/2016	943,875
109,968	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $109,968) *	112,423
2,600,000	Korea Gas Corp.,
	4.25%, 11/02/2020 (Acquired 10/26/2010; Cost $2,587,026) * f	2,461,690
1,325,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	1,504,962
7,045,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 05/27/2011)	7,268,348
	National Rural Utilities Corporation:
4,647,000	10.375%, 11/01/2018	6,344,898
100,000	8.00%, 03/01/2032 @	129,077
3,724,000	Nisource Finance Corporation,
	6.15%, 03/01/2013	4,037,047
1,000,000	Plains All American Pipeline,
	5.625%, 12/15/2013	1,090,046
2,060,000	PPL Energy Supply, LLC Senior Notes,
	Series A, 5.70%, 10/15/2015	2,209,778
	PSE&G Power LLC:
450,000	5.00%, 04/01/2014 @	479,381
3,223,000	5.32%, 09/15/2016 @	3,473,156
4,005,000	5.125%, 04/15/2020	4,083,514
1,429,057	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	1,674,426
2,000,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 03/17/2010; Cost $1,998,220) *	1,988,096
1,400,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $1,397,676) *	1,557,655
3,000,000	Southwestern Public Service Co.,
	5.60%, 10/01/2016	3,252,732
7,500,000	Spectra Energy Capital,
	5.668%, 08/15/2014	8,217,817
1,000,000	Talisman Energy Inc.,
	7.75%, 06/01/2019 f	1,220,186
2,000,000	Trans-Canada Pipelines,
	6.50%, 08/15/2018 f	2,330,674
	Transcontinental Gas Pipe Line Corporation Senior Notes:
1,000,000	Series B, 7.00%, 08/15/2011	1,023,241
2,200,000	8.875%, 07/15/2012	2,405,830
1,500,000	Valero Energy Corporation,
	6.875%, 04/15/2012	1,585,659
	Vectren Utility Holdings, Inc.:
1,175,000	6.625%, 12/01/2011	1,217,622
1,100,000	5.25%, 08/01/2013	1,174,094
		101,729,119
U.S. Government Agency Issues - 3.9%
	Government National Mortgage Assocation (GNMA):
263,142	6.00%, 11/20/2033	288,387
30,348,463	4.50%, 05/20/2040 @	31,312,656
15,133,771	5.00%, 07/20/2040 @	16,081,997
15,592,841	4.50%, 01/20/2041	16,088,237
		63,771,277
U.S. Treasury Obligations - 14.6%
	U.S. Treasury Bonds:
26,875,000	2.375%, 03/31/2016 @	27,061,862
81,775,000	6.25%, 08/15/2023 @	101,554,328
66,025,000	5.25%, 11/15/2028 @	74,329,691
39,825,000	4.375%, 02/15/2038 @	39,171,631
		242,117,512
	Total Long-Term Investments (Cost $1,604,727,999)	1,626,683,372

Shares
SHORT-TERM INVESTMENTS - 3.3%
Money Market Mutual Funds - 3.3%
24,516,058	Dreyfus Institutional Cash Advantage Fund, 0.16% «	24,516,058
30,137,446	The AIM STIT - Liquid Assets Portfolio, 0.16% «	30,137,446
	Total Short-Term Investments (Cost $54,653,504)	54,653,504

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 22.5%
	Commercial Paper - 0.1%
$3,361,529	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	2,350,294
	Total Commercial Paper (Cost $3,361,529)	2,350,294
Shares
	Investment Companies - 22.4%
370,854,626	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	370,854,626
	Total Investment Companies (Cost $370,854,626)	370,854,626

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $374,216,155)	373,204,920
	Total Investments (Cost $2,033,597,658) - 124.0%	2,054,541,796

	Asset Relating to Securities Lending Investments - 0.1%
	Support Agreement ** ^ α	1,011,235
	Total (Cost $0)	1,011,235
	Liabilities in Excess of Other Assets - (24.1)%	(398,811,290)
	TOTAL NET ASSETS - 100.0%	$1,656,741,741

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$75,369,968	$—	$75,369,968
Commercial Mortgage Backed Securities	—	127,176,999	—	127,176,999
Corporate Debt Securities	—	592,269,626	—	592,269,626
Other Government Related Securities	—	14,890,189	—	14,890,189
Residential Mortgage Backed Securities	—	445,857,966	—	445,857,966
Taxable Municipal Bonds	—	65,229,835	—	65,229,835
U.S. Government Agency Issues	—	63,771,277	—	63,771,277
U.S. Treasury Obligations	—	242,117,512	—	242,117,512
Total Fixed Income	—	1,626,683,372	—	1,626,683,372

Short-Term Investments
Money Market Mutual Funds	54,653,504	—	—	54,653,504
Total Short-Term Investments	54,653,504	—	—	54,653,504

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	2,350,294	—	2,350,294
Money Market Mutual Fund	370,854,626	—	—	370,854,626
Total Investments Purchased with
Cash Proceeds from Securities Lending	370,854,626	2,350,294	—	373,204,920

Total Investments	$425,508,130	$1,629,033,666	$—	$2,054,541,796

Asset Relating to Securities Lending Investments	$—	$1,011,235	$—	$1,011,235

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird Core Plus Bond Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Principal Amount		Value
LONG-TERM INVESTMENTS - 99.9%
Asset Backed Securities - 4.2%
$45,502	Amresco Residential Securities Mortgage Loan Trust,
	Series 1998-2, Class A6, 6.45%, 12/25/2027 (Callable 05/25/2011)	$45,133
	Bayview Financial Acquisition Trust:
700,000	Series 2007-A, 6.205%, 05/28/2037	693,529
150,000	Series 2007-B, Class 1A2, 6.831%, 08/28/2047	71,290
	Countrywide Asset-Backed Certificates:
45,469	Series 2006-S2, Class A2, 5.627%, 07/25/2027	42,614
209,954	Series 2004-12, Class AF6, 4.634%, 03/25/2035 (Callable 01/25/2022)	212,668
1,305,316	Series 2004-15, Class AF6, 4.613%, 04/25/2035 (Callable 08/25/2019)	1,273,862
3,508,435	Series 2005-7, Class AF6, 4.693%, 08/25/2035 (Callable 05/25/2024)	3,190,256
527,946	Series 2005-10, Class AF6, 4.915%, 02/25/2036	438,771
2,215,934	Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,930,471
2,029,614	Series 2005-13, Class AF3, 5.43%, 04/25/2036	1,644,314
270,601	Series 2006-S9, Class A3, 5.728%, 08/25/2036	198,773
174,166	Series 2007-S1, Class A6, 5.693%, 11/25/2036 (Callable 09/25/2016)	139,044
651,467	Series 2006-13, Class 1AF2, 5.884%, 01/25/2037	597,590
243,617	Series 2006-13, Class 1AF3, 5.944%, 01/25/2037	145,113
203,723	Series 2007-S2, Class A2, 5.649%, 05/25/2037	178,131
300,000	Series 2007-4, Class A3, 5.714%, 09/25/2037	158,855
1,300,000	Series 2006-10, Class 1AF3, 5.971%, 09/25/2046	781,706
616,000	Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	347,083
	Credit Based Asset Servicing and Securitization LLC:
180,043	Series 2005-CB3, 4.725%, 02/25/2033	179,754
1,931,268	Series 2005-CB8, Class AF2, 5.303%, 12/25/2035	1,889,844
4,711	GE Capital Mortgage Services, Inc.,
	Series 1999-HE1, Class A7, 6.265%, 04/25/2029 (Callable 05/25/2011)	4,615
	Green Tree Financial Corporation:
45,586	Series 1993-4, Class A5, 7.05%, 01/15/2019 (Callable 05/15/2011)	46,542
15,918	Series 1997-1, Class A5, 6.86%, 03/15/2028	16,651
53,146	Series 1997-4, Class A5, 6.88%, 02/15/2029	55,196
688,491	Series 1997-5, Class A6, 6.82%, 05/15/2029	703,374
697,124	Series 1998-3, Class A5, 6.22%, 03/01/2030	734,527
295,317	Series 1998-4, Class A5, 6.18%, 04/01/2030	303,940
42,651	Oakwood Mortgage Investors, Inc.,
	Series 1999-B, Class A3, 6.45%, 11/15/2017	41,696
	Renaissance Home Equity Loan Trust:
245,031	Series 2005-1, Class AF6, 4.97%, 05/25/2035 (Callable 11/25/2020)	228,221
819,000	Series 2006-2, Class AF3, 5.797%, 08/25/2036	468,311
717,833	Series 2006-3, Class AF2, 5.58%, 11/25/2036	564,615
500,000	Series 2007-1, Class AF2, 5.512%, 04/25/2037	246,953
300,000	Series 2007-1, Class AF3, 5.612%, 04/25/2037	148,851
1,500,000	Series 2007-2, Class AF2, 5.675%, 06/25/2037	809,742
169,487	Residential Asset Mortgage Products, Inc.,
	Series 2003-RS10, Class AI7, 4.85%, 11/25/2033 (Callable 05/25/2014)	169,281
	Residential Asset Securities Corporation:
216,767	Series 2003-KS5, Class AI6, 3.62%, 07/25/2033 (Callable 02/25/2015)	193,857
158,095	Series 2003-KS9, Class AI6, 4.71%, 11/25/2033 (Callable 07/25/2016)	144,473
2,057,479	Series 2006-EMX8, 0.364%, 10/25/2036	1,947,712
1,513,543	Structured Asset Securities Corporation,
	Series 2005-7XS, Class 1A4B, 5.44%, 04/25/2035 (Callable 12/25/2017)	1,410,371
		22,397,729
Commercial Mortgage Backed Securities - 8.0%
5,025,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	5,322,595
5,425,000	Citigroup Deutsche Bank,
	Series 2005-CD1, Class A4, 5.396%, 07/15/2044	5,831,554
3,875,000	Commercial Mortgage Pass-Through Certificates,
	Series 2005-C6, Class A5A, 5.116%, 06/10/2044	4,134,691
904,513	First Union National Bank Commercial Mortgage Securities Inc.,
	Series 2001-C4, Class A2, 6.223%, 12/12/2033	918,759
	GE Capital Commercial Mortgage Corporation:
1,610,000	Series 2003-C2, Class A4, 5.145%, 07/10/2037	1,706,304
1,600,000	Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,717,476
	GMAC Commercial Mortgage Securities, Inc.:
1,750,000	Series 2003-C1, Class A2, 4.079%, 05/10/2036	1,811,290
6,727,000	Series 2004-C2, Class A4, 5.301%, 08/10/2038	7,175,680
5,280,000	J.P. Morgan Chase Commercial Mortgage Trust,
	Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,598,066
1,320,846	Salomon Brothers Mortgage Securities VII,
	Series 2001-C2, Class A3, 6.50%, 11/13/2036	1,338,623
	Wachovia Bank Commercial Mortgage Trust:
1,550,000	Series 2003-C3, Class A2, 4.867%, 02/15/2035	1,619,140
5,000,000	Series 2005-C22, Class A4, 5.437%, 12/15/2044	5,377,578
		42,551,756
Financial - 18.7%
745,000	Abbey National Treasury Services PLC,
	3.875%, 11/10/2014 (Acquired 02/25/2010 through 07/14/2010; Aggregate Cost $742,889) *	744,086
175,000	The Allstate Corporation,
	5.35%, 06/01/2033	167,261
1,065,000	Ally Financial Inc.,
	8.30%, 02/12/2015	1,167,506
935,000	American Express Credit Corporation, Series C,
	7.30%, 08/20/2013	1,045,483
	American General Finance Corporation:
275,000	5.85%, 06/01/2013	268,812
1,000,000	6.90%, 12/15/2017	913,750
225,000	AmSouth Bancorporation Subordinated Debentures,
	6.75%, 11/01/2025	204,553
2,500,000	AON Corp.,
	3.50%, 09/30/2015	2,508,755
975,000	Arden Realty LP,
	5.25%, 03/01/2015 (Callable 12/01/2014)	1,046,435
2,200,000	Australia and New Zealand Banking Group Limited,
	3.25%, 03/01/2016 (Acquired 02/22/2011; Cost $2,191,046) * f	2,186,800
200,000	BankAmerica Capital II, Series 2,
	8.00%, 12/15/2026 (Callable 05/27/2011)	204,500
1,000,000	BankAmerica Institutional,
	8.07%, 12/31/2026 (Callable 05/27/2011) (Acquired 07/22/2010; Cost $990,000) *	1,025,000
575,000	Bank of America Corporation Subordinated Notes,
	10.20%, 07/15/2015	709,214
400,000	Banponce Trust I, Series A,
	8.327%, 02/01/2027 (Callable 05/27/2011)	290,034
600,000	The Bear Stearns Companies LLC,
	5.30%, 10/30/2015	646,649
1,000,000	BOI Capital Funding III,
	6.107%, 02/04/2016 (Callable 02/04/2016) f	310,000
125,000	Capital One Financial Corp.,
	6.15%, 09/01/2016	136,883
	CIT Group, Inc.:
21,900	7.00%, 05/01/2013 (Callable 05/02/2011)	22,310
43,088	7.00%, 05/01/2014 (Callable 05/27/2011) @	43,896
43,088	7.00%, 05/01/2015 (Callable 05/27/2011)	43,465
571,814	7.00%, 05/01/2016 (Callable 05/27/2011)	572,529
100,540	7.00%, 05/01/2017 (Callable 05/27/2011) @	100,666
700,000	Citigroup Capital XXI,
	8.30%, 12/21/2057 (Callable 12/21/2037) @	728,000
1,100,000	Citigroup, Inc.,
	6.01%, 01/15/2015	1,202,097
	CNA Financial Corporation:
1,000,000	6.50%, 08/15/2016	1,091,358
1,500,000	5.875%, 08/15/2020 @	1,548,765
1,675,000	Comerica Bank,
	5.75%, 11/21/2016	1,843,830
300,000	Corestates Capital Trust I,
	8.00%, 12/15/2026 (Acquired 10/29/2010; Cost $306,482) *	307,016
1,100,000	Countrywide Financial Corporation,
	6.25%, 05/15/2016	1,174,347
2,700,000	Dresdner Bank-New York Subordinated Debentures,
	7.25%, 09/15/2015 f	2,895,779
500,000	First Empire Capital Trust I,
	8.234%, 02/01/2027 (Callable 05/27/2011)	506,358
1,000,000	First Empire Capital Trust II,
	8.277%, 06/01/2027 (Callable 05/27/2011)	1,012,195
2,000,000	First Horizon National Corporation,
	5.375%, 12/15/2015 @	2,089,548
350,148	First National Bank of Chicago Pass-Thru Certificates, Series 1993-A,
	8.08%, 01/05/2018	390,622
650,000	First Union Capital I, Series A,
	7.935%, 01/15/2027 (Callable 04/27/2011)	665,532
	General Electric Capital Corporation:
1,150,000	5.625%, 09/15/2017	1,247,894
1,500,000	5.50%, 01/08/2020 @	1,587,027
1,000,000	Genworth Financial, Inc.,
	7.625%, 09/24/2021	1,003,199
3,010,000	Glencore Funding LLC,
	6.00%, 04/15/2014 (Acquired 03/31/2004 through 12/16/2010; Aggregate Cost $3,103,772) * @	3,223,992
	GMAC Inc.:
1,000,000	6.00%, 05/23/2012 @	1,027,500
1,305,000	7.50%, 12/31/2013	1,404,506
984,000	8.00%, 12/31/2018 @	1,056,570
250,000	GMAC LLC,
	6.75%, 12/01/2014	262,553
125,000	Goldman Sachs Capital I,
	6.345%, 02/15/2034 @	120,114
	The Goldman Sachs Group, Inc.:
100,000	5.15%, 01/15/2014	107,327
1,000,000	5.95%, 01/18/2018	1,073,803
300,000	6.75%, 10/01/2037	302,589
1,805,000	Goldman Sachs Group LP,
	8.00%, 03/01/2013 (Acquired 05/19/2006 through 10/28/2010; Aggregate Cost $1,939,069) *	2,006,267
800,000	Hartford Financial Services Group,
	8.125%, 06/15/2038 (Callable 06/15/2018) @	876,000
750,000	HSBC Finance Corporation,
	7.00%, 05/15/2012	797,684
1,500,000	ING Bank N.V.,
	4.00%, 03/15/2016 (Acquired 03/08/2011; Cost $1,499,190) * f	1,497,904
	Invesco Ltd.: f
2,010,000	5.625%, 04/17/2012 @	2,094,356
275,000	5.375%, 02/27/2013	292,319
1,110,000	5.375%, 12/15/2014	1,192,864
2,900,000	Irish Life & Permanent Group Holdings PLC,
	3.60%, 01/14/2013 (Acquired 12/01/2010 through 01/26/2011; Aggregate Cost $2,648,520) * f @	2,537,500
400,000	Istar Financial, Inc.,
	5.85%, 03/15/2017 @	349,000
875,000	Jefferies Group, Inc.,
	6.45%, 06/08/2027	878,391
3,100,000	J.P. Morgan Chase & Co.,
	4.25%, 10/15/2020	2,962,706
1,500,000	John Hancock Mutual Life Insurance Company,
	7.375%, 02/15/2024 (Acquired 08/26/2010; Cost $1,697,615) *	1,619,313
	Key Bank NA:
600,000	7.413%, 05/06/2015	679,504
1,279,000	5.45%, 03/03/2016	1,368,213
1,500,000	Kookmin Bank,
	7.25%, 05/14/2014 (Acquired 03/10/2010; Cost $1,637,345) * f	1,692,311
	Liberty Mutual Group Inc.:
655,000	5.75%, 03/15/2014 (Acquired 12/21/2010; Cost $679,629) *	687,594
225,000	6.50%, 03/15/2035 (Acquired 09/29/2008 through 11/23/2010; Aggregate Cost $182,310) *	211,515
900,000	10.75%, 06/15/2058 (Callable 06/15/2038) (Acquired 05/21/2008 through 05/06/2009; Aggregate Cost $750,329) *	1,170,000
375,000	Liberty Mutual Insurance Company,
	7.697%, 10/15/2097 (Acquired 03/26/2003; Cost $240,078) *	344,857
825,000	Lincoln National Corporation,
	6.05%, 04/20/2067 (Callable 04/20/2017)	771,375
1,300,000	Lloyds TSB Bank PLC,
	5.80%, 01/13/2020 (Acquired 01/05/2010 through 11/19/2010; Aggregate Cost $1,304,690) * f	1,301,282
	Manufacturer And Traders Trust Co.:
500,000	6.625%, 12/04/2017	564,508
265,000	5.585%, 12/28/2020 (Callable 12/28/2015)	256,893
2,350,000	Marsh & McLennan Companies, Inc.,
	5.375%, 07/15/2014	2,541,820
700,000	MBIA Insurance Corp.,
	14.00%, 01/15/2033 (Callable 01/15/2013) (Acquired 01/11/2008; Cost $700,000) *	385,000
150,000	MBNA Capital, Series A,
	8.278%, 12/01/2026 (Callable 05/27/2011)	153,750
	Merrill Lynch & Company:
100,000	5.00%, 02/03/2014 @	106,453
800,000	6.875%, 04/25/2018	888,554
725,000	7.75%, 05/14/2038	832,439
300,000	Metlife Inc., Series A,
	6.817%, 08/15/2018 @	346,879
	M&I Marshall & Ilsley Bank Senior Unsecured Notes:
520,000	5.30%, 09/08/2011	522,737
600,000	4.85%, 06/16/2015	624,707
	Morgan Stanley:
1,005,000	4.75%, 04/01/2014	1,047,226
650,000	6.00%, 04/28/2015	707,919
300,000	5.375%, 10/15/2015	318,695
125,000	6.625%, 04/01/2018 @	137,390
800,000	Nationwide Financial Services, Inc.,
	5.90%, 07/01/2012	829,355
100,000	Nationwide Mutual Insurance Company,
	7.875%, 04/01/2033 (Acquired 10/13/2009; Cost $90,147) *	106,134
1,909,000	Navigators Group Inc. Senior Unsecured Notes,
	7.00%, 05/01/2016	2,035,794
325,000	Nomura Holdings Inc.,
	6.70%, 03/04/2020 f	346,185
375,000	PHH Corporation,
	7.125%, 03/01/2013	388,594
1,550,000	Principal Life Income Funding,
	5.10%, 04/15/2014	1,660,786
950,000	Protective Life Corporation Senior Notes,
	4.30%, 06/01/2013	983,353
667,000	Prudential Financial, Inc.,
	6.20%, 01/15/2015	736,145
1,400,000	Regions Financing Trust II,
	6.625%, 05/15/2047 (Callable 05/15/2027)	1,253,000
	Royal Bank of Scotland Group PLC: f
705,000	5.00%, 11/12/2013	714,447
1,528,000	5.05%, 01/08/2015	1,528,345
300,000	Santander Financial Issuances,
	7.25%, 11/01/2015 f	315,015
2,378,000	Schwab Capital Trust I,
	7.50%, 11/15/2037 (Callable 11/15/2017) @	2,456,284
	SLM Corporation:
425,000	5.125%, 08/27/2012	438,615
1,000,000	5.375%, 05/15/2014	1,036,988
50,000	5.625%, 08/01/2033	42,747
2,143,000	Sovereign Bancorp, Inc.,
	8.75%, 05/30/2018	2,421,054
1,000,000	Susa Partnership LP,
	8.20%, 06/01/2017	1,173,514
380,000	Symetra Financial Corporation,
	6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/13/2010; Aggregate Cost $403,396) *	394,902
1,000,000	TD Ameritrade Holding Corporation,
	5.60%, 12/01/2019	1,058,218
500,000	Travelers Companies, Inc.,
	5.35%, 11/01/2040	475,786
945,000	UFJ Finance Aruba A.E.C.,
	6.75%, 07/15/2013 f @	1,040,751
1,000,000	Unitrin, Inc. Senior Unsecured Notes,
	6.00%, 05/15/2017	1,029,251
150,000	Westpac Banking Corporation,
	4.875%, 11/19/2019 f	154,581
100,000	Willis North America Inc.,
	5.625%, 07/15/2015	106,434
		99,723,311
Industrial - 16.4%
700,000	Acuity Brands Lighting Inc.,
	6.00%, 12/15/2019	731,240
200,000	Allied Waste North America, Inc.,
	6.875%, 06/01/2017 (Callable 06/01/2012)	218,000
225,000	Anadarko Petroleum Corporation,
	5.95%, 09/15/2016 @	244,662
100,000	AT&T Inc.,
	5.625%, 06/15/2016	111,866
314,822	Atlas Air, Inc. Pass-Thru Certificates,
	Series 2000-1, 8.707%, 07/02/2021	314,822
1,500,000	BP Capital Markets PLC,
	4.75%, 03/10/2019 f @	1,560,888
50,000	British Telecommunications PLC,
	5.95%, 01/15/2018 f	55,161
1,500,000	Browning-Ferris Industries Inc.,
	9.25%, 05/01/2021	1,936,701
	Bunge Limited Finance Corporation:
625,000	5.35%, 04/15/2014	662,441
200,000	5.10%, 07/15/2015	208,668
1,105,000	8.50%, 06/15/2019	1,312,149
675,000	Bunge NA Finance LP,
	5.90%, 04/01/2017	716,446
500,000	Chevron Phillips Chemical Company LLC,
	7.00%, 06/15/2014 (Acquired 11/05/2010; Cost $569,955) *	560,363
50,000	Clear Channel Communications,
	5.50%, 12/15/2016	36,375
	Comcast Cable Holdings:
500,000	9.80%, 02/01/2012	537,642
625,000	7.875%, 08/01/2013	709,034
350,000	Comcast Corporation,
	6.50%, 01/15/2017	398,564
875,000	Comcast Holdings Corporation,
	10.625%, 07/15/2012	976,292
2,200,000	Computer Sciences Corporation,
	5.50%, 03/15/2013	2,340,147
	Continental Airlines, Inc. Pass-Thru Certificates:
891,815	Series 2000-2, Class C, 8.312%, 04/02/2011	894,044
50,499	Series 1997-4, Class A, 6.90%, 01/02/2018	53,655
800,000	COX Communications Inc.,
	5.45%, 12/15/2014	882,946
	CSX Corporation:
750,000	6.25%, 04/01/2015 @	847,921
175,000	6.22%, 04/30/2040	186,542
425,000	Deutsche Telekom International Finance BV,
	8.75%, 06/15/2030 f @	557,216
1,752,000	DIRECTV Holdings/Financing,
	7.625%, 05/15/2016 (Callable 05/15/2012)	1,931,580
	Donnelley (R.R.) & Sons Co.:
1,250,000	8.60%, 08/15/2016	1,428,481
1,200,000	6.125%, 01/15/2017	1,247,366
287,391	Federal Express Corporation 1995 Pass-Thru Certificates, Series B2,
	7.11%, 01/02/2014 (Callable 05/27/2011)	309,664
500,000	First Data Corporation,
	9.875%, 09/24/2015 (Callable 09/30/2011)	512,500
576,000	Fiserv, Inc.,
	6.125%, 11/20/2012	618,432
2,500,000	Freeport-McMoRan Copper & Gold Inc.,
	8.375%, 04/01/2017 (Callable 04/01/2012)	2,756,249
	Georgia-Pacific LLC:
350,000	9.50%, 12/01/2011	367,938
1,000,000	5.40%, 11/01/2020 (Acquired 10/27/2010; Cost $994,130) * @	987,473
975,000	GTE Corporation,
	8.75%, 11/01/2021	1,257,978
2,200,000	Hanson Australia Funding,
	5.25%, 03/15/2013 f	2,288,000
1,125,000	Hanson PLC Notes,
	6.125%, 08/15/2016 f	1,170,000
100,000	Health Care Service Corporation Notes,
	7.75%, 06/15/2011 (Acquired 01/26/2005; Cost $100,559) *	100,579
2,100,000	Health Management Association,
	6.125%, 04/15/2016 @	2,168,250
425,000	Highmark Inc. Notes,
	6.80%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010; Aggregate Cost $467,754) *	471,878
800,000	Humana Inc.,
	7.20%, 06/15/2018	909,282
2,906,000	Hutchison Whampoa International LTD,
	4.625%, 09/11/2015 (Acquired 08/19/2010 through 01/28/2011; Aggregate Cost $3,070,272) * f	3,078,180
1,114,000	International Paper Company,
	7.40%, 06/15/2014 @	1,268,863
100,000	Johnson Controls Inc.,
	5.50%, 01/15/2016 @	110,670
	Lafarge SA: f
1,000,000	6.15%, 07/15/2011	1,014,843
1,125,000	6.50%, 07/15/2016	1,191,582
725,000	7.125%, 07/15/2036	708,873
	Martin Marietta Materials, Inc.:
200,000	6.60%, 04/15/2018	219,274
450,000	6.25%, 05/01/2037	441,467
	Masco Corporation:
1,725,000	6.125%, 10/03/2016 @	1,769,277
1,000,000	7.125%, 03/15/2020	1,034,873
2,534,000	Mosaic Co.,
	7.625%, 12/01/2016 (Callable 12/01/2011) (Acquired 11/10/2010; Cost $2,719,228) *	2,736,719
	Nabors Industries, Inc.:
2,000,000	0.94%, 05/15/2011 (Convertible until 05/15/2011)	1,990,000
250,000	6.15%, 02/15/2018 @	273,712
350,000	New Cingular Wireless Services, Inc.,
	8.75%, 03/01/2031	480,326
150,000	Nextel Communications Senior Notes, Series E,
	6.875%, 10/31/2013 (Callable 05/09/2011) @	151,125
1,000,000	NuStar Logistics L.P.,
	4.80%, 09/01/2020	983,621
50,000	Pactiv Corporation,
	7.95%, 12/15/2025 @	45,500
200,000	PCCW-HKT Capital II Ltd.,
	6.00%, 07/15/2013 (Acquired 07/10/2003; Cost $199,066) * f	214,912
775,000	PCCW-HKT Capital III Ltd.,
	5.25%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010; Aggregate Cost $789,631) * f	818,095
75,000	Pearson Dollar Finance PLC,
	5.70%, 06/01/2014 (Acquired 09/29/2008; Cost $73,886) * f	81,971
	Plum Creek Timberlands L.P.:
1,200,000	5.875%, 11/15/2015	1,276,682
1,200,000	4.70%, 03/15/2021 (Callable 12/15/2020)	1,155,637
2,175,000	POSCO,
	4.25%, 10/28/2020 (Acquired 10/21/2010; Cost $2,165,365) * f @	2,043,602
2,000,000	Reliance Holdings USA Inc.,
	4.50%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010; Aggregate Cost $1,988,700) *	1,884,222
1,077,000	Rio Tinto Alcan, Inc.,
	5.20%, 01/15/2014 f	1,160,309
975,000	Rio Tinto Financial USA Ltd.,
	6.50%, 07/15/2018 f @	1,122,603
610,000	SK Telecom,
	6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/08/2009; Aggregate Cost $543,240) * f	676,319
	Sprint Capital Corporation:
675,000	6.90%, 05/01/2019 @	696,938
300,000	8.75%, 03/15/2032	319,125
200,000	Sprint Nextel Corporation,
	6.00%, 12/01/2016	200,750
225,000	Sunoco, Inc. Senior Unsecured Notes,
	5.75%, 01/15/2017 @	239,265
565,000	TCI Communications, Inc.,
	8.75%, 08/01/2015	685,668
836,000	Teck Resources Limited,
	10.25%, 05/15/2016 (Callable 05/15/2013) f	1,005,290
	Telecom Italia Capital: f
340,000	4.95%, 09/30/2014	354,220
1,775,000	7.20%, 07/18/2036	1,781,314
	Telefonica Emisiones, S.A.U.: f
600,000	6.421%, 06/20/2016	666,719
750,000	6.221%, 07/03/2017 @	818,205
1,000,000	5.462%, 02/16/2021	1,012,710
100,000	7.045%, 06/20/2036	108,429
	Time Warner, Inc.:
175,000	8.875%, 10/01/2012	193,671
92,000	6.875%, 06/15/2018	105,758
725,000	7.625%, 04/15/2031	836,337
95,000	7.70%, 05/01/2032	110,785
675,000	Transocean, Inc.,
	6.80%, 03/15/2038 f @	709,604
500,000	Tyco Electronics Group S.A.,
	7.125%, 10/01/2037 f	578,730
	United AirLines, Inc. Pass-Thru Certificates:
137,001	Series 1991-A, Class A-2, 10.02%, 03/22/2014	59,595
616,045	Series 2000-2, Class C, 7.762%, 04/29/2049 §	400,429
1,000,000	UnitedHealth Group, Inc.,
	6.00%, 02/15/2018 @	1,112,240
590,114	U.S. Airways Pass-Thru Trust,
	Series 1998-1, Class B, 7.35%, 07/30/2019	551,756
322,000	USX Corporation,
	9.125%, 01/15/2013	356,721
	Vale Overseas Limited: f
1,850,000	6.25%, 01/23/2017 @	2,059,287
100,000	8.25%, 01/17/2034	121,761
250,000	6.875%, 11/21/2036 @	266,215
1,100,000	Verizon New York Inc., Series A,
	6.875%, 04/01/2012	1,164,504
150,000	Viacom Inc.,
	6.25%, 04/30/2016 @	170,639
	Vodafone Group PLC: f
125,000	5.75%, 03/15/2016	139,583
175,000	5.625%, 02/27/2017	193,360
500,000	6.15%, 02/27/2037 @	533,191
	Vulcan Materials Co.:
200,000	6.40%, 11/30/2017	200,575
500,000	7.15%, 11/30/2037	464,908
1,250,000	Weatherford International Ltd.,
	6.75%, 09/15/2040 f	1,295,733
	Wellpoint Inc.:
100,000	5.25%, 01/15/2016	109,894
75,000	5.95%, 12/15/2034	77,117
505,000	Westvaco Corporation,
	9.75%, 06/15/2020	609,210
1,000,000	Weyerhaeuser Company,
	7.25%, 07/01/2013	1,048,998
500,000	Williams Partners LP,
	6.30%, 04/15/2040	519,227
	Woodside Finance Ltd.: f
400,000	5.00%, 11/15/2013 (Acquired 11/26/2010; Cost $426,388) *	428,208
1,000,000	8.125%, 03/01/2014 (Acquired 02/24/2009; Cost $999,690) *	1,148,740
		86,968,101
Other Government Related Securities - 1.5%
1,000,000	Export-Import Bank of Korea Notes,
	4.00%, 01/29/2021 f @	911,904
100,000	Korea Development Bank,
	5.30%, 01/17/2013 f	105,560
115,000	Korea Electric Power Corporation,
	6.75%, 08/01/2027 f	128,124
	Korea Hydro & Nuclear Power Co., Ltd.: f
1,000,000	6.25%, 06/17/2014 (Acquired 03/21/2011; Cost $1,100,694) *	1,093,766
500,000	3.125%, 09/16/2015 (Acquired 09/09/2010; Cost $493,770) *	486,682
550,000	Landesbank Baden-Wurttemberg Subordinated Notes,
	6.35%, 04/01/2012 f	575,884
75,000	National Bank of Hungary Yankee Debentures,
	8.875%, 11/01/2013 f	81,753
2,600,000	Petrobras International Finance Company,
	3.875%, 01/27/2016 f	2,617,380
100,000	United Mexican States,
	6.75%, 09/27/2034 f	112,800
1,885,000	Westdeutsche Landesbank Subordinated Notes,
	4.796%, 07/15/2015 f	1,911,282
		8,025,135
Residential Mortgage Backed Securities - 26.6%
	Bank of America Alternative Loan Trust:
100,358	Series 2004-2, Class 5A1, 5.50%, 03/25/2019	104,119
105,354	Series 2005-2, Class 4A1, 5.50%, 03/25/2020 (Callable 08/25/2019)	106,396
1,654,492	Series 2005-4, Class 3A1, 5.50%, 05/25/2020 (Callable 06/25/2015)	1,616,912
199,173	Series 2005-8, Class 5A1, 5.50%, 09/25/2020 (Callable 10/25/2017)	191,822
413,198	Series 2006-2, Class 6A1, 5.50%, 03/25/2021	396,878
210,673	Series 2007-1, Class 1A1, 6.098%, 04/25/2022	203,994
6,805,736	Series 2005-2, Class 1CB2, 5.50%, 03/25/2035	6,338,727
429,840	Series 2006-3, Class 6A1, 6.00%, 04/25/2036 (Callable 06/25/2020)	422,919
503,142	Series 2006-5, Class CB7, 6.00%, 06/25/2046	359,838
	Chase Mortgage Finance Corporation:
58,582	Series 2003-S13, Class A11, 5.50%, 11/25/2033	60,218
1,100,000	Series 2006-A1, Class 2A3, 6.00%, 09/25/2036 (Callable 10/25/2019)	846,921
	Citigroup Mortgage Loan Trust, Inc.:
124,538	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	118,695
390,801	Series 2005-9, Class 22A2, 6.00%, 11/25/2035 (Callable 05/25/2022)	359,431
	Countrywide Alternative Loan Trust:
919,820	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	813,227
1,190,219	Series 2006-7CB, Class 3A1, 5.25%, 05/25/2021	1,016,945
665,241	Series 2006-43CB, Class 2A1, 6.00%, 02/25/2022	515,542
1,261,979	Series 2005-10CB, Class 1A6, 5.50%, 05/25/2035	1,243,641
302,069	Series 2006-J2, Class A3, 6.00%, 04/25/2036	258,828
1,600,782	Series 2006-28CB, Class A17, 6.00%, 10/25/2036	1,198,253
38,979	Credit Suisse First Boston Mortgage Securities Corporation,
	Series 2005-11, Class 5A1, 5.25%, 12/25/2020	39,267
474,566	Deutsche ALT-A Securities Inc. Alternate Loan Trust,
	Series 2005-3, Class 4A5, 5.25%, 06/25/2035	447,755
287,995	Deutsche Mortgage Securities Inc.,
	Series 2006-AR5, Class 21A, 6.00%, 10/25/2021 (Callable 09/25/2015)	257,297
	Federal Gold Loan Mortgage Corporation (FGLMC):
248,161	5.00%, 12/01/2020	265,278
451,645	5.00%, 05/01/2021	482,798
86,375	6.00%, 06/01/2021	94,095
84,616	6.50%, 12/01/2028	95,628
39,592	6.50%, 06/01/2029	44,744
1,837,935	5.50%, 04/01/2037	1,964,834
1,109,241	5.50%, 04/01/2038	1,185,827
	Federal Home Loan Mortgage Corporation (FHLMC):
246,817	Series 3122, Class VA, 6.00%, 01/15/2017	259,880
2,181,087	Series R010, Class VA, 5.50%, 04/15/2017	2,347,433
708,850	Series R010, Class AB, 5.50%, 12/15/2019	742,959
10,632	Series 1053, Class G, 7.00%, 03/15/2021 (Callable 05/15/2011)	12,601
20,568	Series 136, Class E, 6.00%, 04/15/2021 (Callable 06/15/2011)	22,702
210,055	Series 2804, Class VC, 5.00%, 07/15/2021	225,758
16,591	Series 1122, Class G, 7.00%, 08/15/2021 (Callable 05/15/2011)	18,361
39,090	Series 1186, Class I, 7.00%, 12/15/2021 (Callable 05/15/2011)	39,080
49,010	Series 3132, Class MA, 5.50%, 12/15/2023	50,599
1,763,057	5.50%, 05/01/2038	1,882,307
25,775,253	4.50%, 08/01/2040 @	26,223,000
	Federal National Mortgage Association (FNMA):
1,753,132	5.00%, 11/01/2021	1,877,071
931,775	5.50%, 03/01/2023	1,015,407
402,772	5.50%, 07/01/2023	438,923
590,867	5.50%, 12/01/2023	643,309
130,237	6.00%, 03/01/2026	142,487
648,987	5.00%, 05/01/2028	685,839
66,723	6.50%, 09/01/2028	75,479
141,526	6.50%, 02/01/2029	160,099
89,261	5.50%, 01/01/2032	96,229
4,276,080	5.50%, 04/01/2034 @	4,604,568
2,565,003	5.50%, 04/01/2034	2,766,675
210,240	5.50%, 09/01/2034 @	226,127
108,130	5.50%, 02/01/2035	116,302
4,110,365	5.00%, 04/01/2035 @	4,328,350
17,414,237	5.00%, 02/01/2036 @	18,326,883
4,369,083	5.00%, 03/01/2036 @	4,598,058
5,360,973	5.50%, 04/01/2036 @	5,761,075
723,367	6.00%, 08/01/2037	782,014
3,016,658	4.00%, 08/01/2040 @	2,971,602
4,893,620	4.00%, 10/01/2040	4,820,531
9,949	Series 1989-94, Class G, 7.50%, 12/25/2019	11,101
34,457	Series 1990-15, Class J, 7.00%, 02/25/2020	37,836
6,260	Series 1991-21, Class J, 7.00%, 03/25/2021	6,903
145,012	Series 1991-43, Class J, 7.00%, 05/25/2021	159,995
175,245	Series 1991-65, Class Z, 6.50%, 06/25/2021	189,438
262,929	Series 1992-129, Class L, 6.00%, 07/25/2022	289,879
448,027	Series 2003-33, Class LD, 4.25%, 09/25/2022	462,161
54,278	Series 1993-32, Class H, 6.00%, 03/25/2023	58,561
286,473	Series 1993-58, Class H, 5.50%, 04/25/2023	310,351
568,427	Series 2002-85, Class PD, 5.50%, 05/25/2031	584,057
19,088	Series 2003-44, Class AB, 3.75%, 05/25/2033	19,913
12,420,000	Series 2004-90, Class LH, 5.00%, 04/25/2034	13,279,738
560,812	Series 2004-W6, Class 1A4, 5.50%, 07/25/2034	588,188
567,216	Series 2004-W6, Class 1A6, 5.50%, 07/25/2034	601,445
1,500,000	Series 2004-W10, Class A4, 5.75%, 08/25/2034	1,566,212
101,966	Series 2004-W10, Class A24, 5.00%, 08/25/2034	101,914
	First Horizon Alternative Mortgage Securities:
616,335	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	587,441
1,614,844	Series 2006-FA8, Class 2A1, 5.75%, 02/25/2037	1,527,807
	J.P. Morgan Alternative Loan Trust:
1,641,342	Series 2005-S1, Class 3A1, 5.50%, 10/25/2020	1,609,671
210,257	Series 2006-A1, Class 2A1, 5.799%, 03/25/2036 (Callable 04/25/2026)	140,169
5,673,588	Series 2006-S2, Class A2, 5.81%, 05/25/2036	5,640,624
300,000	Series 2006-S3, Class A3A, 6.00%, 08/25/2036	269,989
	J.P. Morgan Mortgage Trust:
810,299	Series 2006-A7, Class 2A4R, 5.457%, 01/25/2037 (Callable 11/25/2020)	591,547
1,250,000	Series 2007-A2, Class 2A3, 5.715%, 04/25/2037 (Callable 09/25/2020)	991,491
	Master Alternative Loans Trust:
515,199	Series 2004-1, Class 1A1, 5.00%, 01/25/2019 (Callable 01/25/2017)	525,064
662,843	Series 2005-3, Class 4A1, 5.50%, 03/25/2020	663,415
125,899	Series 2003-5, Class 6A1, 6.00%, 08/25/2033 (Callable 06/25/2018)	130,821
984,086	Master Asset Securitization Trust,
	Series 2005-2, Class 1A1, 5.25%, 11/25/2035	967,781
151,992	Merrill Lynch Mortgage Investors Trust,
	Series 2005-A8, Class A1C1, 5.25%, 08/25/2036	154,198
1,090,766	Residential Accredit Loans, Inc.,
	Series 2005-QS2, Class A-1, 5.50%, 02/25/2035 (Callable 01/25/2019)	1,020,657
	Washington Mutual, Inc. Pass-Thru Certificates:
214,842	Series 2004-CB1, Class 5A, 5.00%, 06/25/2019	224,046
188,153	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	197,091
388,711	Series 2004-CB2, Class 7A, 5.50%, 08/25/2019	405,772
111,715	Series 2004-CB3, Class 4A, 6.00%, 10/25/2019 (Callable 03/25/2019)	115,848
201,741	Series 2004-CB4, Class 22A, 6.00%, 12/25/2019	208,437
218,128	Wells Fargo Alternative Loan Trust,
	Series 2007-PA1, Class A4, 6.00%, 03/25/2037 (Callable 08/25/2019)	162,154
		141,714,252
Taxable Municipal Bonds - 4.0%
	California Qualified School Construction Bonds:
1,500,000	5.041%, 07/01/2020	1,489,740
1,700,000	7.155%, 03/01/2027	1,703,587
2,000,000	California State,
	5.50%, 03/01/2016	2,103,040
1,300,000	Contra Costa County California Pension Obligation,
	5.14%, 06/01/2017	1,302,691
1,000,000	Davie Florida Water & Sewer Revenue,
	6.599%, 10/01/2030 (Callable 10/01/2020)	1,005,920
1,000,000	Elgin Ohio LOC School District,
	5.499%, 08/31/2027 (Callable 12/01/2019)	946,100
2,000,000	Illinois State,
	4.026%, 03/01/2014	1,994,840
3,000,000	North East Independent School District Texas,
	5.24%, 08/01/2027	2,941,920
1,515,000	San Dieguito California Public Facilities,
	6.459%, 05/01/2027	1,520,772
2,000,000	State Public School Building Authorities Revenue,
	5.00%, 09/15/2027	1,818,340
1,350,000	Three Rivers Ohio LOC School District,
	5.209%, 09/15/2027 (Callable 12/01/2020)	1,274,333
2,425,000	Tobacco Settlement Authority Iowa,
	6.50%, 06/01/2023 (Callable 06/01/2015)	2,192,297
1,160,000	Westlake Ohio City School District,
	5.227%, 12/01/2026 (Callable 12/01/2020)	1,125,803
		21,419,383
Utilities - 7.2%
500,000	Allegheny Energy Supply Co. Senior Unsecured Notes,
	5.75%, 10/15/2019 (Acquired 09/22/2009; Cost $498,175) *	509,976
1,342,000	Ameren Corporation,
	8.875%, 05/15/2014	1,543,766
1,025,000	Appalachian Power Company Senior Unsecured Notes,
	6.70%, 08/15/2037	1,123,941
1,150,000	Arizona Pubic Service Senior Unsecured Notes,
	8.75%, 03/01/2019 @	1,449,814
1,000,000	CMS Energy Corporation,
	4.25%, 09/30/2015	1,002,790
750,000	Constellation Energy Group Inc.,
	4.55%, 06/15/2015	779,519
2,500,000	El Paso Pipeline Partners Operating Co LLC,
	7.50%, 11/15/2040	2,838,062
500,000	Encana Corporation,
	6.50%, 05/15/2019 f @	583,796
500,000	Enel Finance International,
	6.80%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008; Aggregate Cost $498,897) * f	501,930
	Energy Transfer Partners:
875,000	5.65%, 08/01/2012	919,581
125,000	6.125%, 02/15/2017	139,554
223,000	Entergy Arkansas, Inc.,
	5.00%, 07/01/2018 (Callable 05/27/2011)	222,524
	Exelon Corporation:
500,000	4.90%, 06/15/2015	525,449
225,000	5.625%, 06/15/2035	209,725
1,000,000	FPL Group Capital, Inc., Series D,
	7.30%, 09/01/2067 (Callable 09/01/2017) @	1,043,750
277,591	GG1C Funding Corporation,
	5.129%, 01/15/2014 (Callable 05/27/2011) (Acquired 11/21/2008; Cost $270,008) *	284,534
	Kinder Morgan Energy Partners Senior Notes:
400,000	6.50%, 02/01/2037	409,062
350,000	6.95%, 01/15/2038	377,298
	Kinder Morgan Finance:
1,685,000	5.70%, 01/05/2016	1,767,144
1,000,000	6.00%, 01/15/2018 (Acquired 12/06/2010; Cost $999,930) * @	1,032,500
36,656	Kiowa Power Partners LLC,
	4.811%, 12/30/2013 (Acquired 11/19/2004; Cost $36,656) *	37,474
2,225,000	National Grid PLC Senior Unsecured Notes,
	6.30%, 08/01/2016 f	2,527,199
2,655,000	National Oilwell Varco Inc., Series B,
	6.125%, 08/15/2015 (Callable 05/27/2011)	2,739,170
	National Rural Utilities Corporation:
1,725,000	10.375%, 11/01/2018	2,355,272
125,000	8.00%, 03/01/2032 @	161,346
1,583,000	Nisource Finance Corporation,
	5.40%, 07/15/2014	1,729,511
800,000	ONEOK Inc.,
	7.125%, 04/15/2011	801,244
	PPL Energy Supply, LLC Senior Notes:
1,350,000	Series A, 5.70%, 10/15/2015	1,448,156
1,700,000	6.20%, 05/15/2016	1,864,586
2,077,000	PSE&G Power LLC,
	5.32%, 09/15/2016 @	2,238,208
500,000	Public Service Company of New Mexico,
	7.95%, 05/15/2018	561,746
259,829	RGS (I&M) Funding Corporation Debentures,
	9.82%, 12/07/2022	304,441
525,000	Rockies Express Pipeline LLC,
	5.625%, 04/15/2020 (Acquired 12/10/2010; Cost $505,915) *	521,875
300,000	Southern Natural Gas,
	5.90%, 04/01/2017 (Acquired 03/14/2007; Cost $299,502) *	333,783
1,395,000	Spectra Energy Capital,
	5.668%, 08/15/2014	1,528,514
	Williams Companies Inc.:
1,511,000	7.875%, 09/01/2021	1,880,372
59,000	7.50%, 01/15/2031	69,024
75,000	7.75%, 06/15/2031	89,072
		38,455,708
U.S. Government Agency Issues - 2.8%
	Government National Mortgage Association (GNMA):
83,605	6.00%, 12/20/2028	91,733
32,408	6.50%, 01/20/2029	36,558
280,418	Series 2003-2, Class PB, 5.50%, 03/20/2032	294,048
70,171	6.00%, 11/20/2033	76,903
9,187,848	4.50%, 05/20/2040 @	9,479,754
4,566,021	5.00%, 07/20/2040 @	4,852,111
		14,831,107
U.S. Treasury Obligations - 10.5%
	U.S. Treasury Bonds:
7,525,000	2.375%, 03/31/2016 @	7,577,321
17,900,000	6.25%, 08/15/2023 @	22,229,563
9,375,000	5.25%, 11/15/2028 @	10,554,197
15,450,000	4.375%, 02/15/2038 @	15,196,527
		55,557,608
	Total Long-Term Investments (Cost $522,696,825)	531,644,090

Shares
SHORT-TERM INVESTMENTS - 1.2%
Money Market Mutual Fund - 1.2%
6,568,116	The AIM STIT - Liquid Assets Portfolio, 0.16% «	6,568,116
	Total Short-Term Investments (Cost $6,568,116)	6,568,116

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 32.1%
	Commercial Paper - 0.1%
$305,567	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	213,645
	Total Commercial Paper (Cost $305,567)	213,645
Shares
	Investment Companies - 32.0%
170,279,756	Mount Vernon Securities Lending Trust Prime Portfolio, 0.26% «	170,279,756
	Total Investment Companies (Cost $170,279,756)	170,279,756

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $170,585,323)	170,493,401
	Total Investments (Cost $699,850,264) - 133.2%	708,705,607

	Asset Relating to Securities Lending Investments - 0.0%
	Support Agreement ** ^ α	91,922
	Total (Cost $0)	91,922
	Liabilities in Excess of Other Assets - (33.2)%	(176,551,728)
	TOTAL NET ASSETS - 100.0%	$532,245,801

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$22,397,729	$—	$22,397,729
Commercial Mortgage Backed Securities	—	42,551,756	—	42,551,756
Corporate Debt Securities	—	225,147,120	—	225,147,120
Other Government Related Securities	—	8,025,135	—	8,025,135
Residential Mortgage Backed Securities	—	141,714,252	—	141,714,252
Taxable Municipal Bonds	—	21,419,383	—	21,419,383
U.S. Government Agency Issues	—	14,831,107	—	14,831,107
U.S. Treasury Obligations	—	55,557,608	—	55,557,608
Total Fixed Income	—	531,644,090	—	531,644,090

Short-Term Investments
Money Market Mutual Fund	6,568,116	—	—	6,568,116
Total Short-Term Investments	6,568,116	—	—	6,568,116

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	213,645	—	213,645
Money Market Mutual Fund	170,279,756	—	—	170,279,756
Total Investments Purchased with
Cash Proceeds from Securities Lending	170,279,756	213,645	—	170,493,401

Total Investments	$176,847,872	$531,857,735	$—	$708,705,607

Asset Relating to Securities Lending Investments	$—	$91,922	$—	$91,922

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird LargeCap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.3%
	Aerospace & Defense - 1.3%
2,191	Precision Castparts Corp. @	$322,471
	Air Freight & Logistics - 2.6%
8,607	C.H. Robinson Worldwide, Inc. @	638,037
	Auto Components - 2.9%
17,015	Johnson Controls, Inc. @	707,314
	Capital Markets - 3.4%
1,038	The Goldman Sachs Group, Inc.	164,492
7,841	State Street Corporation	352,374
4,489	T. Rowe Price Group, Inc.	298,159
		815,025
	Chemicals - 3.2%
7,638	Praxair, Inc.	776,021
	Commercial Banks - 2.0%
7,450	PNC Financial Services Group, Inc.	469,276
	Commercial Services & Supplies - 1.3%
3,500	Stericycle, Inc. * @	310,345
	Communications Equipment - 3.7%
800	F5 Networks, Inc. *	82,056
8,550	Juniper Networks, Inc. *	359,784
6,325	QUALCOMM Incorporated	346,800
3,075	Riverbed Technology, Inc. *	115,774
		904,414
	Computers & Peripherals - 8.7%
2,833	Apple Inc. *	987,158
35,481	EMC Corporation * @	942,020
3,975	Hewlett-Packard Company	162,856
		2,092,034
	Electrical Equipment - 5.7%
9,525	ABB Limited - ADR f	230,410
14,832	Emerson Electric Company	866,633
3,075	Roper Industries, Inc.	265,864
		1,362,907
	Electronic Equipment, Instruments & Components - 3.8%
8,225	Agilent Technologies, Inc. *	368,316
26,648	Corning Incorporated	549,748
		918,064
	Energy Equipment & Services - 5.5%
4,475	Core Laboratories N.V. f @	457,211
6,462	Schlumberger Limited f	602,646
4,375	Tidewater Inc. @	261,844
		1,321,701
	Food & Staples Retailing - 0.7%
2,600	Whole Foods Market, Inc. *	171,340
	Health Care Equipment & Supplies - 1.6%
1,141	Intuitive Surgical, Inc. *	380,478
	Health Care Providers & Services - 4.2%
11,625	Express Scripts, Inc. *	646,467
8,050	UnitedHealth Group Incorporated @	363,860
		1,010,327
	Insurance - 1.4%
6,225	Aflac, Inc.	328,556
	Internet & Catalog Retail - 1.6%
2,183	Amazon.com, Inc. * @	393,224
	Internet Software & Services - 4.2%
13,725	Akamai Technologies, Inc. *	521,550
850	Google, Inc. - Class A *	498,279
		1,019,829
	IT Services - 3.2%
6,525	Cognizant Technology Solutions Corporation - Class A *	531,135
945	MasterCard, Inc. - Class A	237,875
		769,010
	Machinery - 4.8%
15,234	Danaher Corporation	790,645
7,175	PACCAR Inc.	375,611
		1,166,256
	Media - 2.6%
2,675	DIRECTV *	125,190
9,875	Scripps Networks Interactive - Class A	494,639
		619,829
	Metals & Mining - 0.8%
3,375	Freeport-McMoRan Copper & Gold Inc.	187,481
	Multiline Retail - 1.9%
10,065	Dollar General Corporation * @	315,538
2,895	Target Corporation	144,779
		460,317
	Oil, Gas & Consumable Fuels - 7.8%
2,274	EOG Resources, Inc.	269,492
2,825	Noble Energy, Inc.	273,036
9,122	Occidental Petroleum Corporation	953,158
9,225	Southwestern Energy Company *	396,398
		1,892,084
	Pharmaceuticals - 3.4%
6,250	Allergan, Inc.	443,875
7,338	Teva Pharmaceutical Industries Limited f	368,147
		812,022
	Semiconductors & Semiconductor Equipment - 2.8%
9,690	Altera Corporation @	426,554
6,582	Broadcom Corporation - Class A	259,199
		685,753
	Software - 5.1%
14,675	Oracle Corporation	489,705
3,100	Red Hat, Inc. * @	140,709
4,460	Salesforce.com, Inc. * @	595,766
		1,226,180
	Specialty Retail - 6.1%
16,000	Dick's Sporting Goods, Inc. * @	639,679
10,800	O'Reilly Automotive, Inc. *	620,568
7,200	Urban Outfitters, Inc. *	214,776
		1,475,023
	Trading Companies & Distributors - 2.0%
7,472	Fastenal Company @	484,410
	Total Common Stocks (Cost $16,983,466)	23,719,728

	SHORT-TERM INVESTMENTS - 1.3%
	Money Market Mutual Fund - 1.3%
304,077	The AIM STIT - Liquid Assets Portfolio, 0.16% «	304,077
	Total Short-Term Investments (Cost $304,077)	304,077

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 24.3%
	Commercial Paper - 0.5%
$177,078	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	123,808
	Total Commercial Paper (Cost $177,078)	123,808

Shares
	Investment Companies - 23.8%
5,752,263	Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% «	5,752,263
	Total Investment Companies (Cost $5,752,263)	5,752,263

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $5,929,341)	5,876,071
	Total Investments (Cost $23,216,884) - 123.9%	29,899,876

	Asset Relating to Securities Lending Investments - 0.2%
	Support Agreement * α **	53,270
	Total (Cost $0)	53,270
	Liabilities in Excess of Other Assets - (24.1)%	(5,822,018)
	TOTAL NET ASSETS - 100.0%	$24,131,128

Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$23,719,728	$—	$—	$23,719,728
Total Equity	23,719,728	—	—	23,719,728

Short-Term Investments
Money Market Mutual Fund	304,077	—	—	304,077
Total Short-Term Investments	304,077	—	—	304,077

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	123,808	—	123,808
Money Market Mutual Fund	5,752,263	—	—	5,752,263
Total Investments Purchased with
Cash Proceeds from Securities Lending	5,752,263	123,808	—	5,876,071

Total Investments*	$29,776,068	$123,808	$—	$29,899,876

Asset Relating to Securities Lending Investments	$—	$53,270	$—	$53,270

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

Baird MidCap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.2%
	Auto Components - 3.6%
22,950	Gentex Corporation	$694,238
11,450	WABCO Holdings Inc. *	705,778
		1,400,016
	Automobiles - 1.8%
16,975	Harley-Davidson, Inc. @	721,268
	Capital Markets - 4.6%
12,991	Eaton Vance Corporation	418,830
7,903	Greenhill & Co., Inc. @	519,938
33,875	Invesco Limited f	865,845
		1,804,613
	Chemicals - 2.1%
12,125	Airgas, Inc.	805,342
	Commercial Services & Supplies - 1.8%
7,865	Stericycle, Inc. * @	697,390
	Communications Equipment - 3.8%
26,935	Plantronics, Inc. @	986,359
13,650	Riverbed Technology, Inc. *	513,923
		1,500,282
	Computers & Peripherals - 0.9%
7,174	NetApp, Inc. * @	345,643
	Containers & Packaging - 2.3%
17,902	AptarGroup, Inc.	897,427
	Electrical Equipment - 2.4%
10,617	Roper Industries, Inc.	917,946
	Electronic Equipment, Instruments & Components - 5.6%
14,265	Agilent Technologies, Inc. *	638,787
25,495	Plexus Corp. * @	893,855
13,250	Trimble Navigation Limited *	669,655
		2,202,297
	Energy Equipment & Services - 6.2%
4,100	Core Laboratories N.V. @ f	418,897
18,820	Dresser-Rand Group, Inc. *	1,009,128
11,043	Oceaneering International, Inc. *	987,796
		2,415,821
	Food Products - 1.8%
14,677	McCormick & Co, Incorporated	702,001
	Health Care Equipment & Supplies - 3.3%
21,270	Thoratec Corporation * @	551,531
10,705	Varian Medical Systems, Inc. * @	724,086
		1,275,617
	Hotels Restaurants & Leisure - 3.0%
8,443	Buffalo Wild Wings Inc. * @	459,552
34,675	InterContinental Hotels Group PLC ADR @ f	718,813
		1,178,365
	Household Products - 1.8%
8,738	Church & Dwight Co., Inc. @	693,273
	Internet Software & Services - 1.3%
13,325	Akamai Technologies, Inc. *	506,350
	IT Services - 2.5%
11,369	Alliance Data Systems Corporation * @	976,483
	Life Sciences Tools & Services - 5.2%
20,706	ICON PLC - ADR * f	447,043
15,844	Life Technologies Corporation *	830,542
4,475	Mettler-Toledo International Inc. * @	769,700
		2,047,285
	Machinery - 7.1%
25,025	Actuant Corporation @	725,724
5,950	Joy Global Inc. @	587,920
7,450	Rockwell Automation, Inc.	705,143
19,255	Zebra Technologies Corporation *	755,566
		2,774,353
	Media - 2.0%
15,920	Scripps Networks Interactive - Class A	797,433
	Oil, Gas & Consumable Fuels - 1.7%
12,745	Cabot Oil & Gas Corporation @	675,103
	Pharmaceuticals - 3.6%
12,625	Catalyst Health Solutions, Inc. *	706,116
8,630	Perrigo Company @	686,258
		1,392,374
	Professional Services - 2.1%
13,040	Manpower Inc.	819,955
	Real Estate Investment Trust (REIT) - 1.2%
8,205	Digital Realty Trust, Inc. @	477,039
	Road & Rail - 2.3%
19,420	J.B. Hunt Transport Services, Inc.	882,056
	Semiconductors & Semiconductor Equipment - 4.3%
25,868	Microchip Technology Incorporated @	983,243
14,547	Varian Semiconductor Equipment Associates, Inc. *	708,002
		1,691,245
	Software - 4.6%
15,510	ANSYS, Inc. *	840,487
8,350	Citrix Systems, Inc. *	613,391
2,601	Salesforce.com, Inc. * @	347,442
		1,801,320
	Specialty Retail - 8.4%
20,711	Dick's Sporting Goods, Inc. *	828,026
8,950	O'Reilly Automotive, Inc. *	514,267
9,621	Tractor Supply Company	575,913
18,270	Ulta Salon, Cosmetics & Fragrance, Inc. * @	879,334
16,889	Urban Outfitters, Inc. *	503,799
		3,301,339
	Textiles, Apparel & Luxury Goods - 0.7%
4,195	Under Armour, Inc. - Class A * @	285,470
	Trading Companies & Distributors - 4.2%
12,486	Fastenal Company @	809,467
12,165	Watsco, Inc. @	848,023
		1,657,490
	Total Common Stocks (Cost $26,622,158)	37,642,596

	SHORT-TERM INVESTMENTS - 3.8%
	Money Market Mutual Funds - 3.8%
797,972	Dreyfus Institutional Cash Advantage Fund, 0.16% «	797,972
700,000	The AIM STIT - Liquid Assets Portfolio, 0.16% «	700,000
	Total Short-Term Investments (Cost $1,497,972)	1,497,972

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING - 32.5%
	Commercial Paper - 0.5%
$249,273	Atlantic East Funding LLC, 0.611%, 03/25/2012 † **	174,285
	Total Commercial Paper (Cost $249,273)	174,285
Shares
	Investment Companies - 32.0%
12,522,524	Mount Vernon Securities Lending Trust Prime Portfolio, 0.27% «	12,522,524
	Total Investment Companies (Cost $12,522,524)	12,522,524

	Total Investments Purchased With Cash Proceeds From
	Securities Lending (Cost $12,771,797)	12,696,809
	Total Investments (Cost $40,891,927) - 132.5%	51,837,377

	Asset Relating to Securities Lending Investments - 0.2%
	Support Agreement * α **	74,988
	Total (Cost $0)	74,988
	Liabilities in Excess of Other Assets - (32.7)%	(12,796,167)
	TOTAL NET ASSETS - 100.0%	$39,116,198

Notes to Schedule of Investments
ADR	American Depository Receipt
*	Non-Income Producing
**	Illiquid Security
@	This security or portion of this security is out on loan at March 31, 2011.
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Exposure at March 31, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Management has determined that these standards have no material impact on the Funds' financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$37,642,596	$—	$—	$37,642,596
Total Equity	37,642,596	—	—	37,642,596

Short-Term Investments
Money Market Mutual Funds	1,497,972	—	—	1,497,972
Total Short-Term Investments	1,497,972	—	—	1,497,972

Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	174,285	—	174,285
Money Market Mutual Fund	12,522,524	—	—	12,522,524
Total Investments Purchased with
Cash Proceeds from Securities Lending	12,522,524	174,285	—	12,696,809

Total Investments*	$51,663,092	$174,285	$—	$51,837,377

Asset Relating to Securities Lending Investments	$—	$74,988	$—	$74,988

*Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy. There were no significant transfers between Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the prior year's annual report.

The cost basis of investments and assets relating to securities lending for federal income tax purposes at March 31, 2011 was as follows:

	Short-Term Bond	Intermediate Bond	Intermediate Municipal Bond	Aggregate Bond	Core Plus Bond
Cost of investments	1,122,268,644	901,577,054	873,302,038	2,033,597,658	699,850,264
Gross unrealized appreciation	10,623,075	19,736,284	20,687,422	50,909,920	17,203,220
Gross unrealized depreciation	(5,788,343)	(8,478,489)	(8,018,431)	(28,954,547)	(8,255,955)
Net unrealized appreciation	4,834,732	11,257,795	12,668,991	21,955,373	8,947,265

	LargeCap	MidCap
Cost of investments	23,216,884	40,891,927
Gross unrealized appreciation	6,833,285	11,275,289
Gross unrealized depreciation	(97,023)	(254,851)
Net unrealized appreciation	6,736,262	11,020,438

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days prior to the filing date of this Form N-Q.  Based on such evaluation, the Registrant’s principal executive and principal financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By    /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date    May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Mary Ellen Stanek
Mary Ellen Stanek, President

Date    May 31, 2011

By    /s/ Nick Zarcone
Nick Zarcone, Treasurer

Date    May 31, 2011